UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

Rockefeller California Municipal Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Rockefeller California Municipal Bond ETF Ticker: RMCA (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller California Municipal Bond ETF (the "Fund") for the period August 12, 2024 (the Fund's "Inception") to July 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rmca . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller California Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller California Municipal Bond ETF	$49	0.51%

Cumulative Performance

Rockefeller California Municipal Bond ETF - $9,699
Bloomberg California Exempt Index - $9,948
Bloomberg U.S. Municipal High Yield Bonds Index - $9,827
10,300
10,200
10,100
10,000
9,900
9,800
9,700
9,600
8/12/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025

Annual Performance

Since Inception
Rockefeller California Municipal Bond ETF	-3.01%
Bloomberg California Exempt Index	-0.52%
Bloomberg U.S. Municipal High Yield Bonds Index	-1.73%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

From inception (8/12/24) through 7/31/25, the Fund returned -3.01%, underperforming its benchmark by 2.49%, primarily due to untimely outflows and longer duration exposure.

The portfolio’s longer duration relative to the benchmark contributed to underperformance amid rising long-end yields, though higher yield exposure helped offset some of the impact.

As of month-end, the Fund’s distribution yield was 4.95%, and credit fundamentals across the municipal market remain strong. The Fund maintains a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occasionally outweigh income.

Rockefeller California Municipal Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$16,350
Number of Holdings	72
Total Advisory Fee	$75,733
Portfolio Turnover Rate	234%

Top Ten Holdings	(% of net assets)
California School Facilities Financing Authority, 08/01/49	4.2
Silicon Valley Tobacco Securitization Authority, Call 09/12/25	3.3
California State University, Call 11/01/35	3.2
California Health Facilities Financing Authority, Call 02/01/35	3.2
San Diego County Regional Airport Authority, Call 07/01/35	3.2
California Infrastructure & Economic Development Bank, Call 05/15/35	3.2
City of Los Angeles Department of Airports, Call 05/15/35	3.1
San Francisco City & County Airport Comm- San Francisco International Airport	3.1
Burbank-Glendale-Pasadena Airport Authority Brick Campaign	3.1
Los Angeles Department of Water & Power Water System Revenue	3.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmca.

Rockefeller Global Equity ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Rockefeller Global Equity ETF Ticker: RGEF (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Rockefeller Global Equity ETF (the "Fund") for the period October 25, 2024 (the Fund's "Inception") to July 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rgef . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller Global Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Global Equity ETF	$45	0.55%

Cumulative Performance

Rockefeller Global Equity ETF - $11,405
MSCI ACWI Index-Net Dividends - $11,121
11,500
11,000
10,500
10,000
9,500
10/25/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception
Rockefeller Global Equity ETF	14.05%
MSCI ACWI Index-Net Dividends	11.21%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

Since inception (10/25/24) through 7/31/25, the Fund returned 14.05% versus its benchmark which returned 11.21% (Fund outperformed its benchmark by 2.84%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, Communication Services and Consumer Discretionary were the leading contributors, while Health Care and Financials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the MSCI ACWI Index, the top three leading contributors included GE Vernova, Nintendo and General Electric. Conversely, the three top leading detractors included UnitedHealth Group, Reinsurance Group of America and Becton Dickinson & Co.

Rockefeller Global Equity ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$710,361
Number of Holdings	69
Total Advisory Fee	$2,854,107
Portfolio Turnover Rate	16%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown (% of net assets)

Technology
24.0%
Financials
21.9%
Industrials
14.2%
Communications
13.4%
Consumer Discretionary
7.3%
Health Care
5.8%
Energy
5.3%
Materials
4.3%
Consumer Staples
2.0%
Utilities
1.3%
Cash & Cash Equivalents
0.5%

Top Ten Holdings	(% of net assets)
Microsoft Corp.	5.7
Meta Platforms, Inc.	4.1
Amazon.com, Inc.	4.1
Alphabet, Inc.- Class A	3.8
Shell PLC	2.5
NVIDIA Corp.	2.4
GeneralAerospace	2.2
Reinsurance Group of America, Inc.	2.1
Visa, Inc.	2.0
Samsung Electronics Co. Ltd.	2.0

How has the Fund changed?

Effective October 25, 2024 , the Rockefeller Global Equity Fund I L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund L.P. and Rockefeller Global Dividend Growth Fund QP L.P. (the “Predecessor Funds”) reorganized into the Rockefeller Global Equity ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RGEF ETF. For financial reporting purposes, assets received, and shares issued by the RGEF ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rgef.

Rockefeller New York Municipal Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Rockefeller New York Municipal Bond ETF Ticker: RMNY (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Rockefeller New York Municipal Bond ETF (the "Fund") for the period August 12, 2024 (the Fund's "Inception") to July 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rmny . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller New York Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller New York Municipal Bond ETF	$51	0.53%

Cumulative Performance

Rockefeller New York Municipal Bond ETF - $9,802
Bloomberg New York Exempt Index - $9,871
Bloomberg U.S. Municipal High Yield Bonds Index - $9,827
10,300
10,200
10,100
10,000
9,900
9,800
8/12/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025

Annual Performance

Since Inception
Rockefeller New York Municipal Bond ETF	-1.98%
Bloomberg New York Exempt Index	-1.29%
Bloomberg U.S. Municipal High Yield Bonds Index	-1.73%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

From inception (8/12/24) through 7/31/25, the Fund returned -1.98%, underperforming its benchmark by 0.69%, primarily due to longer duration exposure.

Rising long-end yields in the high-grade municipal market contributed to underperformance, though higher yield exposure helped offset some of the impact.

As of month-end, the Fund’s distribution yield was 5.03%, and credit fundamentals remain strong across the municipal landscape. The Fund continues to pursue a bottom-up, credit-intensive strategy focused on yield-driven total return, recognizing that short-term volatility may occur but yield is expected to drive long-term performance.

Rockefeller New York Municipal Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$16,548
Number of Holdings	71
Total Advisory Fee	$37,411
Portfolio Turnover Rate	276%

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of net assets)
New York City Transitional Finance Authority, Call 11/01/35*	6.4
New York State Dormitory Authority, Call 03/15/34	4.7
Suffolk Regional Off-Track Betting Corp., Call 06/01/29	4.6
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	4.2
Onondaga Civic Development Corp., Call 06/01/35	3.8
Puerto Rico Sales Tax Financing Corp., Call 07/01/28	3.7
New York State Dormitory Authority, Call 07/01/35	3.1
City of New York NY, Call 08/01/35	3.1
New York State Dormitory Authority, Call 07/01/35	3.1
Westchester County Local Development Corp., Call 07/01/27	3.1
*	All or portion of the principal amount transferred to a Tender Option Bond Issuer in exchange for TOB Residuals and cash.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmny.

Rockefeller Opportunistic Municipal Bond ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Rockefeller Opportunistic Municipal Bond ETF Ticker: RMOP (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Rockefeller Opportunistic Municipal Bond ETF (the "Fund") for the period August 12, 2024 (the Fund's "Inception") to July 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rmop . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller Opportunistic Municipal Bond ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller Opportunistic Municipal Bond ETF	$50	0.52%

Cumulative Performance

Rockefeller Opportunistic Municipal Bond ETF - $10,036
Bloomberg 60% Tax-Exempt High Yield /
40% Bloomberg LB Investment Grade Municipal Index - $9,873
Bloomberg U.S. Municipal High Yield Bonds Index - $9,827
10,500
10,400
10,300
10,200
10,100
10,000
9,900
9,800
8/12/2024
9/30/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025

Annual Performance

Since Inception
Rockefeller Opportunistic Municipal Bond ETF	0.36%
Bloomberg 60% Tax-Exempt High Yield / 40% Bloomberg LB Investment Grade Municipal Index	-1.27%
Bloomberg U.S. Municipal High Yield Bonds Index	-1.73%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

Since inception (8/12/24) through 7/31/25, the Fund returned 0.36%, outperforming its benchmark by 1.63% due to strong security selection and opportunistic cash flow timing.

During the ramp-up phase, the Fund occasionally held less than 50% in BBB+ or lower-rated securities, but now that it has reached critical mass, most holdings are expected to fall within that cohort.

The market outlook remains constructive for municipals, especially high yield, with the Fund’s month-end distribution yield at 6.48%. The Fund continues to pursue yield-driven total return using a bottom-up, credit-intensive approach, recognizing that short-term volatility may occur but yield is expected to drive long-term performance.

Rockefeller Opportunistic Municipal Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$175,552
Number of Holdings	238
Total Advisory Fee	$602,242
Portfolio Turnover Rate	314%

Top Ten Holdings	(% of net assets)
Washington Metropolitan Transit Authority, Call 07/15/33*	6.2
Worthington City School District, Call 12/01/32	5.9
Pennsylvania Turnpike Commission, Call 08/06/25*	5.1
Pennsylvania State University, Call 09/01/35*	4.8
New York City Transitional Finance Authority, Call 11/01/35*	4.8
City of Los Angeles Department of Airports, Call 05/15/35*	4.7
City of Charlotte NC Airport Revenue, Call 07/01/33*	4.6
Public Finance Authority, Call 06/30/35	1.8
South Carolina Jobs-Economic Development Authority, Call 10/01/27	1.7
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	1.5
*	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rmop.

Rockefeller U.S. Small-Mid Cap ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Rockefeller U.S. Small-Mid Cap ETF Ticker: RSMC (Listed on NYSE Arca, Inc. )

This annual shareholder report contains important information about the Rockefeller U.S. Small-Mid Cap ETF (the "Fund") for the period October 10, 2024 (the Fund's "Inception") to July 31, 2025. You can find additional information about the Fund at www.rockefelleretfs.com/rsmc . You can also request this information by contacting us at (844) 992-1333 or by writing the Fund at Rockefeller U.S. Small-Mid Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rockefeller U.S. Small-Mid Cap ETF	$61	0.75%

Cumulative Performance

Rockefeller U.S. Small-Mid Cap ETF - $10,276
Russell 2500 Index TR - $10,419
11,500
11,000
10,500
10,000
9,500
9,000
10/10/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025

Annual Performance

Since Inception
Rockefeller U.S. Small-Mid Cap ETF	2.76%
Russell 2500 Index TR	4.19%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The line graph above assumes an initial investment of $10,000 in the Fund.

How did the Fund perform last year and what affected its performance?

Since inception (10/10/24) through 7/31/25, the Fund returned 2.76% versus its benchmark which returned 4.19% (Fund underperformed its benchmark by 1.43%).

From a sector perspective, based on performance attribution to the overall portfolio relative to the Russell 2500 Index, Consumer Discretionary and Real Estate were the leading contributors, while Information Technology and Industrials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the Russell 2500 Index, the top three leading contributors included Stride, StoneX Group and Ollie’s Bargain Outlet. Conversely, the three leading detractors included RadNet, Tetra Tech and Vertex.

Rockefeller U.S. Small-Mid Cap ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$735,948
Number of Holdings	45
Total Advisory Fee	$4,528,048
Portfolio Turnover Rate	86%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown (% of net assets)

Industrials
29.7%
Financials
20.6%
Technology
17.0%
Consumer Discretionary
10.6%
Health Care
10.1%
Consumer Staples
7.4%
Real Estate
1.8%
Materials
1.0%
Cash & Cash Equivalents
1.8%

Top Ten Holdings	(% of net assets)
StoneX Group, Inc.	4.1
BJ's Wholesale Club Holdings, Inc.	4.0
FirstCash Holdings, Inc.	4.0
Stride, Inc.	3.8
Korn Ferry	3.6
RadNet, Inc.	3.6
Ollie's Bargain Outlet Holdings, Inc.	3.4
PJT Partners, Inc.	3.3
Merit Medical Systems, Inc.	3.1
SLM Corp.	2.7

How has the Fund changed?

Effective October 10, 2024 , the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P (the “Predecessor Funds”). reorganized into the Rockefeller U.S. Small-Mid Cap ETF. The Reorganization provided for the transfer of all the assets of the Predecessor Funds to the RSMC ETF. For financial reporting purposes, assets received, and shares issued by the RSMC ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward to align ongoing reporting of the Acquiring Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rockefelleretfs.com/rsmc.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ROCKELLER CALIFORNAI MUNICIPAL BOND ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$19,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	N/A
( d ) All Other Fees	N/A	N/A

ROCKELLER GLOBAL EQUITY ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$16,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

ROCKELLER NEW YORK MUNICIPAL BOND ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$19,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	N/A
( d ) All Other Fees	N/A	N/A

ROCKELLER OPPORTUNISTIC MUNICIPAL BOND ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$19,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,500	N/A
( d ) All Other Fees	N/A	N/A

ROCKELLER U.S. SMALL-MID CAP ETF

	FYE 7/31/2025	FYE 7/31/2024
( a ) Audit Fees	$16,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2025	FYE 7/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron and Lawrence Jules.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

July 31, 2025

Tidal Trust III

Rockefeller California Municipal Bond ETF	| RMCA | NYSE Arca, Inc.
Rockefeller Global Equity ETF	| RGEF | NYSE Arca, Inc.
Rockefeller New York Municipal Bond ETF	| RMNY | NYSE Arca, Inc.
Rockefeller Opportunistic Municipal Bond ETF	| RMOP | NYSE Arca, Inc.
Rockefeller U.S. Small-Mid Cap ETF	| RSMC | NYSE Arca, Inc.

Rockefeller ETFs

Rockefeller California Municipal Bond ETF
Schedule of Investments
July 31, 2025

MUNICIPAL BONDS & NOTES - 102.4%	Interest Rate	Maturity Date	Principal Amount	Value
California - 99.7%
Avenal Public Financing Authority, Call 09/12/25(a)	5.00%	09/01/36	$40,000	$38,868
Bay Area Toll Authority, Call 08/12/25, Put 08/12/25(a)(b)	2.20%	04/01/55	120,000	120,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 09/12/25(a)	5.00%	07/01/42	60,000	59,232
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34(a)	5.25%	07/01/54	500,000	503,442
California County Tobacco Securitization Agency, Call 08/28/25(c)	0.00%	06/01/50	100,000	22,193
California County Tobacco Securitization Agency, Call 08/28/25(c)	0.00%	06/01/46	1,250,000	331,228
California County Tobacco Securitization Agency, Call 09/12/25(d)	6.00%	06/01/42	85,000	85,651
California Educational Facilities Authority, Call 10/01/33(a)(d)	5.50%	10/01/53	250,000	234,942
California Health Facilities Financing Authority, Call 09/01/28(a)	5.00%	09/01/48	100,000	92,673
California Health Facilities Financing Authority, Call 08/01/30(a)	5.00%	08/01/50	350,000	326,233
California Health Facilities Financing Authority, Call 06/01/34(a)	5.25%	12/01/49	250,000	255,800
California Health Facilities Financing Authority, Call 02/01/35	5.25%	02/01/48	500,000	517,877
California Housing Finance Agency, FHA 542(c), Call 08/01/33(a)	5.00%	08/01/55	500,000	499,704
California Infrastructure & Economic Development Bank, Call 07/01/31(a)(e)	5.13%	07/01/54	300,000	264,854
California Infrastructure & Economic Development Bank, Call 05/15/35(a)(d)	5.25%	05/15/59	500,000	515,661
California Municipal Finance Authority, CMI, Call 09/02/25(a)	5.00%	05/15/47	250,000	241,581
California Municipal Finance Authority, Call 09/02/25(a)	5.00%	11/01/40	45,000	42,638
California Municipal Finance Authority, Call 06/01/28(a)(e)	5.00%	06/01/48	150,000	136,093
California Municipal Finance Authority, Call 08/01/29(a)	5.00%	08/01/48	180,000	165,314
California Municipal Finance Authority, Call 09/01/30(a)	4.00%	09/01/50	410,000	320,159
California Municipal Finance Authority, Call 10/01/30(a)(e)	5.00%	10/01/49	50,000	43,459
California Municipal Finance Authority, Call 07/01/31(a)	4.00%	07/01/55	150,000	111,629
California Municipal Finance Authority, Call 01/01/32(a)(d)(e)	5.38%	01/01/55	250,000	227,343
California Municipal Finance Authority(f)	5.00%	10/01/31	10,000	10,807
California Public Finance Authority, Call 06/01/31(a)	6.50%	06/01/54	175,000	160,569
California Public Finance Authority, Call 03/01/32(a)(d)(e)	6.63%	03/01/65	400,000	377,740
California School Facilities Financing Authority, AG(a)(c)	0.00%	08/01/49	2,500,000	684,604
California School Finance Authority, Call 09/12/25(a)(e)	5.00%	08/01/45	70,000	63,676
California School Finance Authority, Call 09/12/25(a)(e)	5.00%	08/01/36	275,000	274,107
California School Finance Authority, Call 09/12/25(a)(e)	5.00%	07/01/36	250,000	250,094
California School Finance Authority, Call 07/01/28(a)(e)	5.00%	07/01/45	300,000	276,102
California School Finance Authority, Call 08/01/28(a)(e)	5.00%	08/01/38	40,000	40,263
California School Finance Authority, Call 07/01/29(a)(e)	5.00%	07/01/49	225,000	214,396
California School Finance Authority, Call 07/01/31(a)(e)	5.00%	07/01/59	150,000	141,073
California School Finance Authority, Call 07/01/31(a)(e)	5.00%	07/01/54	120,000	112,968
California School Finance Authority, SAW, Call 07/01/32(a)(e)	5.60%	07/01/64	150,000	133,959
California School Finance Authority, STI, Call 05/01/27(a)(d)(e)	5.88%	05/01/47	200,000	190,279
California State University, Call 11/01/28(a)	5.00%	11/01/48	250,000	250,743
California State University, Call 11/01/35(a)	5.25%	11/01/56	500,000	520,318

The accompanying notes are an integral part of these financial statements.

California Statewide Communities Development Authority, CMI, Call 11/01/31(a)	5.00%	11/01/49	$315,000	$317,662
California Statewide Communities Development Authority, CMI, Call 07/01/32(a)(d)	5.00%	07/01/55	250,000	248,705
California Statewide Communities Development Authority, Call 09/12/25(a)	5.50%	12/01/54	70,000	67,796
California Statewide Communities Development Authority, Call 06/01/26(a)(e)	5.00%	12/01/46	100,000	93,471
California Statewide Communities Development Authority, Call 06/01/28(a)(e)	5.25%	12/01/43	25,000	24,555
California Statewide Communities Development Authority, FNMA COLL(a)	4.00%	10/01/42	250,000	222,090
California Statewide Communities Development Authority, STR, Call 09/01/30(a)	5.00%	09/01/43	180,000	178,650
California Statewide Financing Authority, Call 09/12/25(d)	6.00%	05/01/37	120,000	122,591
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.50%	05/15/55	400,000	414,566
City of Los Angeles Department of Airports, Call 05/15/35(a)	5.25%	05/15/50	500,000	508,644
City of West Sacramento CA Enhanced Infrastructure Financing District No 1, AG, TAR, Call 09/01/35(a)(d)	5.00%	09/01/50	250,000	249,167
Desert Sands Unified School District, GO, Call 08/01/35(a)(d)	4.00%	08/01/50	500,000	433,900
Independent Cities Finance Authority, Call 09/12/25(a)	5.00%	11/15/49	50,000	49,295
Lammersville Joint Unified School District, STR, Call 09/01/32(a)(d)	5.25%	09/01/55	500,000	492,288
Los Angeles Department of Water & Power Water, Call 09/02/25, Put 08/12/25(b)	2.50%	07/01/50	500,000	500,000
Los Angeles Department of Water & Power, Call 07/01/34	5.25%	07/01/54	450,000	457,927
Los Angeles Department of Water & Power, Call 07/01/34	5.00%	07/01/52	50,000	49,862
M-S-R Energy Authority(a)(d)	6.13%	11/01/29	20,000	21,152
Poway Unified School District Public Financing Authority, BAM, STR, Call 09/12/25(a)	5.00%	10/01/41	100,000	100,062
Roseville California, STR, Call 09/01/31(a)	5.00%	09/01/54	100,000	94,132
San Diego County Regional Airport Authority, Call 09/12/25(a)	5.00%	07/01/44	425,000	424,969
San Diego County Regional Airport Authority, Call 07/01/35(a)	5.50%	07/01/55	500,000	516,437
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(a)	5.25%	05/01/55	500,000	504,768
San Marcos Unified School District, STR, Call 09/01/30(a)(d)	4.25%	09/01/48	100,000	85,544
Silicon Valley Tobacco Securitization Authority, Call 09/12/25(c)	0.00%	06/01/41	500,000	172,911
Silicon Valley Tobacco Securitization Authority, Call 09/12/25(c)	0.00%	06/01/36	1,000,000	539,201
Tobacco Securitization Authority of Southern California, Call 08/28/25(c)	0.00%	06/01/46	1,500,000	276,711
Washington Township Health Care District, GO, Call 09/02/25(a)(d)	5.00%	08/01/43	275,000	266,634
				16,291,962

Guam - 0.6%
Antonio B. Won Pat International Airport Authority, Call 10/01/34	5.25%	10/01/41	100,000	101,648

Puerto Rico - 2.1%
Children's Trust Fund, 5/3/2017, Call 09/12/25(d)	5.50%	05/15/39	25,000	25,350
Children's Trust Fund, Call 09/12/25(d)	5.63%	05/15/43	145,000	147,447
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(c)	0.00%	07/01/51	625,000	143,999

The accompanying notes are an integral part of these financial statements.

Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(d)	4.55%	07/01/40	$27,000	$25,536
				342,332
TOTAL MUNICIPAL BONDS & NOTES (Cost $17,313,793)				16,735,942
TOTAL INVESTMENTS - 102.4% (Cost $17,313,793)				$16,735,942
Liabilities in Excess of Other Assets - (2.4)%				(385,818)
TOTAL NET ASSETS - 100.0%				$16,350,124

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
CMI	California Mortgage Insurance
FNMA COLL	Federal National Mortgage Association
GO	General Obligation
SAW	State Aid Withholding
ST	Special Tax
STI	State Tax Intercept
TAR	Tax Allocation Receipt

(a)	Sinkable security.
(b)	Adjustable rate security. Rate disclosed is as of July 31, 2025.
(c)	Zero coupon bond issued at a discount.
(d)	Fixed coupon bond issued at a discount.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	At maturity security. Interest is paid in full at the maturity date.

The accompanying notes are an integral part of these financial statements.

Rockefeller Global Equity ETF
Schedule of Investments
July 31, 2025

COMMON STOCKS - 99.5%	Shares	Value
Banking - 8.5%
ICICI Bank Ltd. - ADR	263,433	$8,877,692
JPMorgan Chase & Co.	39,378	11,665,339
Lloyds Banking Group PLC	8,676,739	8,933,254
Mitsubishi UFJ Financial Group, Inc.	612,225	8,585,673
Oversea-Chinese Banking Corp. Ltd.	753,301	9,795,497
Svenska Handelsbanken AB(a)	413,521	5,071,668
Swedbank AB	275,437	7,368,655
		60,297,778

Consumer Discretionary Products - 0.8%
Denso Corp.	423,627	5,787,416

Consumer Staple Products - 1.2%
Haleon PLC	879,976	8,298,174

Financial Services - 6.7%
AerCap Holdings NV	103,240	11,072,490
American Express Co.	32,610	9,760,499
Intercontinental Exchange, Inc.	65,971	12,193,420
Visa, Inc. - Class A	41,229	14,243,383
		47,269,792

Health Care - 5.8%
Becton Dickinson & Co.	38,290	6,825,192
Eli Lilly & Co.	15,794	11,688,665
Intuitive Surgical, Inc.(a)	10,719	5,156,804
IQVIA Holdings, Inc.(a)	34,400	6,393,584
Lonza Group AG	7,343	5,172,337
Roche Holding AG	18,836	5,963,593
		41,200,175

Industrial Products - 10.4%
Atlas Copco AB	415,267	6,356,779
Boeing Co.(a)	48,498	10,758,796
Carrier Global Corp.	76,864	5,274,408
Epiroc AB	237,257	4,850,984
GeneralAerospace(a)	56,724	15,376,742
GE Vernova, Inc.(a)	14,397	9,506,195
Hitachi Ltd.	182,308	5,689,894
Keysight Technologies, Inc.(a)	36,426	5,970,586
Schneider Electric SE	18,847	4,923,633
Siemens AG	21,251	5,470,179
		74,178,196

The accompanying notes are an integral part of these financial statements.

Industrial Services - 3.8%
RELX PLC	171,926	$8,955,095
Rentokil Initial PLC	1,543,741	7,752,821
Republic Services, Inc. - Class A	43,567	10,048,729
		26,756,645

Insurance - 6.8%
AIA Group Ltd.	1,268,400	11,859,944
Allstate Corp.	58,787	11,948,458
Reinsurance Group of America, Inc.	77,219	14,860,796
Willis Towers Watson PLC	29,654	9,365,030
		48,034,228
Materials - 4.3%
Air Liquide SA	59,737	11,814,622
Cie de Saint-Gobain SA	59,612	6,843,328
Heidelberg Materials AG	34,608	8,021,105
Shin-Etsu Chemical Co. Ltd.	137,449	4,014,010
		30,693,065

Media - 10.5%
Alphabet, Inc. - Class A	140,837	27,026,620
Meta Platforms, Inc. - Class A	37,890	29,305,642
Tencent Holdings Ltd., ADR	161,959	11,348,467
Uber Technologies, Inc.(a)	78,304	6,871,176
		74,551,905

Oil & Gas - 5.3%
Kinder Morgan, Inc.	422,320	11,850,299
Shell PLC, ADR	247,265	17,855,006
TotalEnergies SE	133,620	7,957,071
		37,662,376

Retail & Wholesale - Discretionary - 6.5%
Alibaba Group Holding Ltd.	64,142	7,737,450
Amazon.com, Inc.(a)	122,904	28,773,055
AutoZone, Inc.(a)	2,563	9,658,358
		46,168,863

Retail & Wholesale - Staples - 0.8%
BJ's Wholesale Club Holdings, Inc.(a)	53,490	5,664,591

Software & Tech Services - 8.4%
Datadog, Inc. - Class A(a)	40,132	5,617,677
HubSpot, Inc.(a)	10,997	5,714,591
Microsoft Corp.	76,417	40,768,469
Shopify, Inc. - Class A(a)	61,870	7,561,133
		59,661,870

The accompanying notes are an integral part of these financial statements.

Tech Hardware & Semiconductors - 15.6%
Advanced Micro Devices, Inc.(a)	69,816	$12,309,259
Apple, Inc.	58,401	12,122,295
Applied Materials, Inc.	55,201	9,939,492
ASML Holding NV - NYRS	6,623	4,601,064
Broadcom, Inc.	23,231	6,822,945
Nintendo Co. Ltd.	164,936	13,907,690
NVIDIA Corp.	96,664	17,193,626
Samsung Electronics Co. Ltd.	271,394	13,972,838
Sony Group Corp.	433,868	10,614,984
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,028	9,671,565
		111,155,758

Telecommunications - 2.9%
AT&T, Inc.	243,952	6,686,724
KDDI Corp.	333,300	5,504,616
KT Corp., ADR	425,509	8,591,027
		20,782,367

Utilities - 1.2%
CMS Energy Corp.	120,543	8,896,073

TOTAL COMMON STOCKS (Cost $441,570,819)		707,059,272
TOTAL INVESTMENTS - 99.5% (Cost $441,570,819)		$707,059,272
U.S. Bank Money Market Deposit Account - 0.4%		2,761,282
Other Assets in Excess of Liabilities - 0.1%		540,472
TOTAL NET ASSETS - 100.0%		$710,361,026

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registered Shares
PLC	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Rockefeller New York Municipal Bond ETF

Schedule of Investments

July 31, 2025

MUNICIPAL BONDS & NOTES - 100.1%	Interest Rate	Maturity Date	Principal Amount	Value
New York - 95.5%
Broome County Local Development Corp, AG, Call 04/01/30(a)	4.00%	04/01/50	$500,000	$414,123
Buffalo & Erie County Industrial Land Development Corp., Call 09/12/25(a)	5.00%	07/01/40	15,000	14,228
Buffalo & Erie County Industrial Land Development Corp., Call 08/01/27(a)	5.00%	08/01/52	75,000	66,972
Build NYC Resource Corp, Call 07/01/32(a)	6.00%	07/01/60	500,000	485,515
Build NYC Resource Corp, Call 07/01/35(a)	5.50%	07/01/55	500,000	491,800
Build NYC Resource Corp., Call 09/12/25(a)	5.00%	06/01/43	50,000	50,029
Build NYC Resource Corp., Call 09/12/25(a)(b)	5.88%	07/01/38	110,000	98,812
Build NYC Resource Corp., Call 08/01/27(a)(b)	3.63%	08/01/42	65,000	48,215
Build NYC Resource Corp., Call 06/01/30(a)(b)	5.75%	06/01/62	200,000	185,546
Build NYC Resource Corp., Call 07/01/32(a)	5.00%	07/01/42	50,000	49,249
Chautauqua Tobacco Asset Securitization Corp., Call 09/12/25(a)(b)	5.00%	06/01/48	50,000	43,432
City of New York, GO, Call 08/01/35(a)	5.25%	02/01/48	500,000	512,616
Clinton County Capital Resource Corp., Call 07/01/34(a)(b)(d)	5.00%	07/01/46	200,000	195,937
Dobbs Ferry Local Development Corp., Call 09/12/25(a)	5.00%	07/01/39	100,000	99,371
Erie Tobacco Asset Securitization Corp., Call 09/12/25(b)	5.00%	06/01/45	100,000	81,014
Hempstead Town Local Development Corp, Call 09/12/25(a)	5.00%	07/01/29	200,000	200,048
Hempstead Town Local Development Corp., Call 09/12/25(a)	5.00%	07/01/44	100,000	98,938
Hempstead Town Local Development Corp., Call 09/12/25(a)	5.00%	09/01/43	85,000	82,175
Hempstead Town Local Development Corp., Call 09/12/25	5.00%	10/01/35	25,000	25,020
Metropolitan Transportation Authority Dedicated Tax Fund, Call 05/15/32	5.00%	11/15/49	200,000	199,669
Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34	5.00%	11/15/51	695,000	695,659
Metropolitan Transportation Authority, Call 05/15/26(a)	5.25%	11/15/56	510,000	502,753
Monroe County Industrial Development Corp., Call 09/12/25(a)	5.00%	07/01/37	510,000	510,452
Monroe County Industrial Development Corp., Call 07/01/34(a)(d)	5.00%	07/01/59	140,000	116,254
Monroe County Industrial Development Corp., Call 07/01/34(a)(d)	5.00%	07/01/54	110,000	92,979
MTA Hudson Rail Yards Trust Obligations, Call 09/02/25	5.00%	11/15/56	200,000	198,937
Nassau County Tobacco Settlement Corp., Call 08/28/25(a)(b)	5.13%	06/01/46	100,000	80,008
New York City Housing Development Corp, Call 11/01/32(a)	5.13%	11/01/55	500,000	498,554
New York City Housing Development Corp., Call 05/01/33(a)	5.20%	11/01/50	400,000	404,122
New York City Housing Development Corp., HUD SECT 8, Call 08/01/32	4.50%	08/01/54	120,000	109,072
New York City Municipal Water Finance Authority, Call 08/12/25, Put 08/12/25(c)	2.75%	06/15/33	400,000	400,000
New York City Transitional Finance Authority, Call 11/01/35(a)(d)(h)	5.50%	05/01/50	1,000,000	1,055,110
New York City Transitional Finance Authority Building Aid Revenue, SAW, Call 09/12/25	5.00%	07/15/36	30,000	30,025
New York City Transitional Finance Authority, SAW, Call 09/12/25(a)	5.00%	07/15/43	400,000	400,112

The accompanying notes are an integral part of these financial statements.

New York Convention Center Development Corp., Call 11/15/25(a)	5.00%	11/15/45	$220,000	$216,459
New York Counties Tobacco Trust IV, Call 08/28/25(b)	5.00%	06/01/45	5,000	4,180
New York Counties Tobacco Trust IV, Call 08/28/25(b)	5.00%	06/01/42	20,000	16,739
New York Counties Tobacco Trust IV, Call 08/28/25(b)	5.00%	06/01/38	25,000	22,762
New York Counties Tobacco Trust VI, Call 06/01/26(a)	5.00%	06/01/41	100,000	98,768
New York Counties Tobacco Trust VI, , Call 06/01/26(b)	3.75%	06/01/45	140,000	101,661
New York Liberty Development Corp, Call 09/02/25(a)	5.38%	11/15/40	500,000	493,403
New York State Dormitory Authority, Call 03/15/34(a)	5.25%	03/15/52	750,000	770,486
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/55	500,000	511,094
New York State Dormitory Authority, Call 07/01/35(a)	5.25%	07/01/55	500,000	509,133
New York State Dormitory Authority, Call 07/01/35	5.25%	07/01/54	500,000	513,907
New York State Housing Finance Agency, SONYMA HUD SECT 8, Call 05/01/32(a)	4.88%	11/01/53	180,000	173,156
New York State Housing Finance Agency, SONYMA HUD SECT 8, Call 05/01/32(a)	4.65%	11/01/48	200,000	189,809
New York Transportation Development Corp., AG, Call 12/31/34	5.25%	12/31/54	75,000	73,542
New York Transportation Development Corp., AG, Call 12/31/44(a)(e)(f)(g)	0.00%	12/31/54	200,000	120,775
New York Transportation Development Corp., AG-CR, Call 09/12/25(a)	5.00%	07/01/46	50,000	48,644
New York Transportation Development Corp., Call 10/01/30(a)(b)	4.38%	10/01/45	50,000	43,420
New York Transportation Development Corp., Call 10/01/30(a)	5.00%	10/01/40	100,000	98,395
New York Transportation Development Corp., Call 12/01/30	4.00%	12/01/42	200,000	169,055
New York Transportation Development Corp., Call 06/30/31(a)	6.00%	06/30/54	100,000	101,622
New York Transportation Development Corp., Call 06/30/33(a)	5.50%	06/30/60	500,000	485,379
New York Transportation Development Corp., Call 12/31/34(a)	5.50%	12/31/60	300,000	290,302
New York Transportation Development Corp., Call 09/12/25(a)	5.00%	07/01/41	145,000	144,995
New York Transportation Development Corp., Call 09/12/25(a)	5.25%	01/01/50	30,000	28,985
Oneida County Local Development Corp., Call 07/01/29(a)(b)	3.00%	07/01/44	25,000	15,090
Onondaga Civic Development Corp., Call 09/12/25(a)	5.00%	07/01/45	40,000	37,748
Onondaga Civic Development Corp., Call 06/01/35(a)	5.50%	12/01/56	600,000	632,409
Port Authority of New York & New Jersey, Call 08/01/32(a)	5.50%	08/01/52	100,000	102,103
Port Authority of New York & New Jersey, Call 01/15/33(a)	5.00%	01/15/52	500,000	497,913
Suffolk Regional Off-Track Betting Corp, Call 06/01/29(a)(b)	6.00%	12/01/53	750,000	763,141
Tompkins County Development Corp, Call 09/12/25(a)	5.00%	07/01/44	90,000	88,260
Tompkins County Development Corp, Call 09/12/25(a)	5.00%	07/01/34	150,000	150,101
Westchester County Local Development Corp, Call 07/01/27(a)(d)	5.00%	07/01/36	510,000	510,590
				16,560,772

Puerto Rico - 5.3%
Children’s Trust Fund, 5/3/2017, Call 09/12/25(b)	5.50%	05/15/39	60,000	60,840
Children’s Trust Fund, Call 09/12/25(b)	5.63%	05/15/43	50,000	50,844
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, Call 07/01/28(a)(b)	4.54%	07/01/53	12,000	10,314
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(b)	4.78%	07/01/58	700,000	618,009

The accompanying notes are an integral part of these financial statements.

Puerto Rico Sales Tax Financing Corp., Call 07/01/28(a)(e)	0.00%	07/01/51	$625,000	$143,999
				884,006

TOTAL MUNICIPAL BONDS & NOTES (Cost $17,761,170)				17,444,778

TOTAL INVESTMENTS - 105.4% (Cost $17,761,170)				$17,444,778
Floating Rate Note Obligations (4.5)%(i)				(750,000)
Liabilities in Excess of Other Assets - (0.9)%				(146,487)
TOTAL NET ASSETS - 100.0%				$16,548,291

Percentages are stated as a percent of net assets.

AG	Assured Guaranty
AG-CR	AGM Insured Custodial Receipt
GO	General Obligation
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency

(a)	Sinkable security.
(b)	Fixed coupon bond issued at a discount.
(c)	Adjustable rate security. Rate disclosed is as of July 31, 2025.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Zero coupon bond issued at a discount.
(f)	Interest appreciation bond issued at a discount.
(g)	Zero coupon bond.
(h)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
(i)	Face value of Floating Rate Notes issued in TOB transactions.

The accompanying notes are an integral part of these financial statements.

Rockefeller Opportunistic Municipal Bond ETF
Schedule of Investments
July 31, 2025

MUNICIPAL BONDS & NOTES – 120.6%	Interest Rate	Maturity Date	Principal Amount	Value
Alabama - 1.2%
Southeast Energy Authority A Cooperative District, Call 10/01/32, Put 01/01/33(a)	5.25%	03/01/55	$2,000,000	$2,076,576

Arizona - 2.3%
Arizona Industrial Development Authority, Call 02/01/32(b)(c)(d)	6.88%	02/01/65	1,000,000	959,709
Arizona Industrial Development Authority, Call 07/01/27(b)(c)(d)	5.75%	07/01/47	110,000	101,456
Arizona Industrial Development Authority, Call 07/01/27(b)(c)(d)	5.88%	07/01/52	105,000	96,608
Industrial Development Authority of the County of Pima, Call 11/01/27(b)(d)	6.50%	11/01/47	970,000	896,575
La Paz County Industrial Development Authority, Call 02/15/28(b)	5.00%	02/15/48	50,000	44,443
Maricopa County & Phoenix Industrial Development Authorities, GNMA, FNMA, FHLMC, Call 03/01/33(b)	6.25%	03/01/55	300,000	334,014
Sierra Vista Industrial Development Authority, Call 06/15/31(b)(c)(d)	5.75%	06/15/64	1,850,000	1,684,675
				4,117,480

Arkansas - 0.7%
Arkansas Development Finance Authority, GNMA, FNMA, FHLMC, Call 07/01/33(b)	5.00%	01/01/55	990,000	1,047,103
Pulaski County Public Facilities Board, Call 09/12/25	5.00%	12/01/31	5,000	5,004
Pulaski County Public Facilities Board, Call 09/12/25(b)	5.00%	12/01/42	210,000	208,134
				1,260,241

California – 11.7%
California County Tobacco Securitization Agency, Call 08/28/25(e)	0.00%	06/01/46	3,750,000	993,684
California County Tobacco Securitization Agency, Call 09/12/25(c)	6.00%	06/01/42	265,000	267,031
California Infrastructure & Economic Development Bank, Call 07/01/31(b)(c)(d)	5.13%	07/01/54	1,200,000	1,059,417
California Infrastructure & Economic Development Bank, Call 07/01/31(b)(c)(d)	5.25%	07/01/64	500,000	438,124
California Municipal Finance Authority, Call 01/01/32(b)(c)(d)	5.38%	01/01/55	450,000	409,217
California Municipal Finance Authority, Call 11/01/34(b)(d)	5.38%	11/01/45	775,000	766,781
California Public Finance Authority, Call 06/01/31(b)(c)	6.38%	06/01/59	1,500,000	1,324,280
California Public Finance Authority, Call 03/01/32(b)(c)(d)	6.63%	03/01/65	2,465,000	2,327,825
California Statewide Communities Development Authority, STR, Call 09/01/31(b)	5.00%	09/01/54	100,000	94,974
California Statewide Financing Authority, Call 09/12/25(c)	6.00%	05/01/43	200,000	200,428
Lompoc Unified School District, GO, Call 08/01/35(b)(c)	5.25%	08/01/54	1,045,000	1,089,417
San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35(b)	5.25%	05/01/55	1,000,000	1,009,537

The accompanying notes are an integral part of these financial statements.

San Francisco City & County Redevelopment Agency Successor Agency, TAR, Call 09/12/25(b)	5.00%	08/01/43	$60,000	$59,693
Silicon Valley Tobacco Securitization Authority, Call 09/12/25(e)	0.00%	06/01/36	4,000,000	2,156,803
City of Los Angeles Department of Airports, Call 05/15/35(b)(h)	5.50%	05/15/55	8,000,000	8,172,880
Washington Township Health Care District, GO, Call 09/02/25(b)(c)	5.00%	08/01/43	105,000	101,806
				20,471,897

Colorado - 7.7%
Baseline Metropolitan District No. 1, GO, Call 12/01/29	6.75%	12/15/54	1,000,000	992,398
Bent Grass Metropolitan District, GO, Call 12/01/30(b)(d)	5.75%	12/01/54	1,000,000	999,080
Canyons Metropolitan District No. 5, GO, Call 12/01/29	6.50%	12/15/54	750,000	741,313
Colorado Health Facilities Authority, Call 09/12/25(b)	5.00%	05/15/45	135,000	131,499
Colorado High Performance Transportation Enterprise, Call 09/02/25(b)	5.00%	12/31/56	915,000	845,184
Creekwalk Marketplace Business Improvement District, Call 12/01/29(b)	6.00%	12/01/54	875,000	805,520
Crowfoot Valley Ranch Metropolitan District No. 2, GO, Call 12/01/29	6.13%	12/15/54	1,000,000	956,400
Dominion Water & Sanitation District, Call 12/01/28(b)	5.88%	12/01/52	1,600,000	1,600,892
Palisade Metropolitan District No. 2, Call 12/01/29(b)(d)(g)	0.00%	12/15/54	1,000,000	926,240
Red Barn Metropolitan District, GO, Call 03/01/30(b)	5.50%	12/01/55	800,000	767,681
Sky Dance Metropolitan District No. 2, GO, Call 12/01/29(b)	6.00%	12/01/54	750,000	737,137
Sky Ranch Community Authority Board, GO, Call 12/01/29	6.50%	12/15/54	550,000	544,332
St. Vrain Lakes Metropolitan District No. 2, GO, Call 12/01/29	6.38%	11/15/54	500,000	499,768
St. Vrain Lakes Metropolitan District No. 4, GO, Call 09/01/29(b)(d)(g)	0.00%	09/20/54	1,000,000	674,882
Trevenna Metropolitan District, GO, Call 12/01/29(b)	5.75%	12/01/54	505,000	464,490
Vail Home Partners Corp, Call 04/01/35(b)(c)(d)	5.88%	10/01/55	500,000	489,688
Water Valley Metropolitan District No. 3, GO, Call 12/01/29(b)	5.25%	12/01/54	535,000	494,703
Weems Neighborhood Metropolitan District, GO, Call 06/01/30(b)(d)	5.88%	12/01/55	800,000	796,733
				13,467,940

Connecticut - 1.0%
Stamford Housing Authority, AG, Call 10/01/32(b)(c)	6.25%	10/01/60	750,000	708,024
Stamford Housing Authority, Call 10/01/32(b)	6.50%	10/01/55	1,000,000	985,142
				1,693,166
Delaware - 1.0%
Delaware State Economic Development Authority, AG, Call 09/12/25(b)	5.00%	10/01/39	50,000	50,034
Delaware State Economic Development Authority, Call 07/01/32(b)(c)(d)	6.00%	07/01/65	1,465,000	1,412,699

The accompanying notes are an integral part of these financial statements.

Delaware State Economic Development Authority, Call 09/12/25(b)	5.00%	10/01/36	$305,000	$288,642
				1,751,375

District of Columbia – 7.3%
Metropolitan Washington Airports Authority Aviation Revenue, Call 10/01/35(b)	5.50%	10/01/55	2,000,000	2,065,360
Washington Metropolitan Transit Authority, Call 07/15/33(b)(h)	5.25%	07/15/53	10,640,000	10,812,474
				12,877,834

Florida - 12.5%
Alachua County Health Facilities Authority, Call 09/12/25(b)	5.00%	12/01/44	710,000	708,417
Babcock Ranch Community Independent Special District, SA, Call 05/01/35(b)(d)	5.25%	05/01/55	1,000,000	935,709
Capital Projects Finance Authority, Call 06/15/30(b)(c)(d)	6.75%	06/15/65	2,000,000	1,968,977
Capital Projects Finance Authority, Call 03/01/32(b)(c)(d)	7.13%	01/01/65	2,000,000	1,887,722
Capital Projects Finance Authority, Call 06/15/29(b)(d)	5.00%	06/15/54	500,000	439,763
Capital Trust Authority, Call 06/01/32(b)(d)	5.00%	06/01/54	250,000	216,497
Capital Trust Authority, Call 12/01/29(b)(d)	6.88%	12/01/44	1,000,000	952,464
Capital Trust Authority, Call 06/15/30(b)(c)(d)	5.25%	06/15/59	500,000	434,710
Capital Trust Authority, Call 07/01/31(b)(d)	5.25%	07/01/59	1,000,000	856,885
Capital Trust Authority, Call 07/01/31(b)(d)	5.25%	07/01/54	1,500,000	1,305,585
City of Venice, Call 01/01/32(b)(d)	5.63%	01/01/60	750,000	695,560
Edgewater West Community Development District, SA, Call 11/01/34(b)(c)	5.50%	05/01/54	1,000,000	909,086
Florida Higher Educational Facilities Financing Authority, Call 07/01/33(b)(d)	6.25%	07/01/55	2,000,000	1,962,066
Florida Housing Finance Corp., GNMA, FNMA, FHLMC, Call 07/01/33(b)	6.25%	01/01/55	990,000	1,090,431
Florida Local Government Finance Commission, Call 06/15/32(b)(c)(d)	6.13%	06/15/65	1,500,000	1,452,499
Florida Local Government Finance Commission, Call 07/01/32(b)(c)(d)	6.00%	07/01/60	1,000,000	957,313
Gas Worx Community Development District, SA, Call 11/01/35(b)(d)	6.00%	05/01/57	1,195,000	1,161,311
Highlands County School Board, BAM, Call 09/12/25(b)	5.00%	09/01/41	50,000	50,084
Miami-Dade County Expressway Authority, Call 09/12/25(b)(c)	5.00%	07/01/40	480,000	480,118
Miami-Dade County Industrial Development Authority, Call 07/01/29(b)(c)(d)	5.50%	07/01/61	1,185,000	1,039,594
Normandy Community Development District, SA, Call 11/01/34(b)(c)(d)	5.55%	05/01/54	100,000	91,828
Palm Beach County Health Facilities Authority, Call 05/15/30(b)(c)	7.63%	05/15/58	185,000	202,947
Palm Beach County Health Facilities Authority, Call 05/15/30(b)(c)	7.50%	05/15/53	135,000	147,671
Palm Beach County Health Facilities Authority, Call 05/15/27	5.00%	05/15/37	235,000	235,720
Parrish Lakes II Community Development District, SA, Call 11/01/34(b)(d)	5.45%	05/01/54	1,000,000	913,638

The accompanying notes are an integral part of these financial statements.

Pioneer Ranch Community Development District, SA, Call 11/01/34(b)(d)	5.30%	05/01/55	$1,000,000	$895,644
				21,992,239

Georgia - 1.1%
Atlanta Development Authority, TAR, Call 04/01/29(d)	5.50%	04/01/39	1,000,000	998,713
Development Authority for Fulton County, Call 09/12/25(b)	5.00%	07/01/44	1,000,000	987,893
				1,986,606

Idaho - 0.5%
Avimor Community Infrastructure District No. 1, SA, Call 12/01/29(b)(d)	5.50%	09/01/53	1,000,000	961,090

Illinois - 2.7%
County of Cook, Call 01/01/35(b)	6.50%	01/01/45	1,500,000	1,443,564
Illinois Finance Authority, Call 08/14/25(b)	6.13%	02/01/45	145,000	144,795
Illinois Finance Authority, Call 08/14/25(b)	6.00%	02/01/34	100,000	100,043
Illinois Finance Authority, Call 08/01/32(b)(c)(d)	6.38%	08/01/55	1,900,000	1,881,133
Illinois Finance Authority, Call 09/12/25	5.00%	11/15/27	10,000	10,011
Illinois State Toll Highway Authority, Call 09/12/25	5.00%	01/01/31	120,000	120,184
Upper Illinois River Valley Development Authority, Call 12/01/34(b)(d)	6.00%	12/01/55	1,000,000	970,919
West Chicago Fire Protection District, NATL, GO, Call 09/12/25	5.00%	01/01/33	100,000	100,050
				4,770,699

Indiana - 2.3%
City of Evansville, Call 09/17/25(b)	5.45%	01/01/38	1,070,000	975,111
City of Fort Wayne, Call 09/12/25(b)	5.35%	01/01/38	715,000	645,565
City of Mishawaka, Call 09/12/25(b)(d)	5.38%	01/01/38	920,000	852,551
City of Valparaiso, Call 12/01/28(b)(d)	5.38%	12/01/41	750,000	643,189
Town of Merrillville, Call 09/12/25(b)	5.75%	04/01/36	945,000	894,530
				4,010,946
Iowa - 2.2%
Iowa Finance Authority, Call 08/12/25, Put 08/12/25(a)(b)	2.08%	07/01/41	2,300,000	2,300,000
Iowa Finance Authority, Call 09/12/25	4.75%	08/01/42	120,000	112,105
Iowa Finance Authority, Call 05/15/30(b)(c)	7.50%	05/15/53	875,000	957,128
Iowa Finance Authority, Call 11/01/41(b)(d)	6.00%	11/01/42	500,000	469,860
Iowa Finance Authority, Call 05/15/26(b)	5.00%	05/15/47	90,000	82,726
				3,921,819
Maryland - 0.1%
Maryland Health & Higher Educational Facilities Authority, Call 09/02/25(b)	5.00%	08/15/41	100,000	98,009

Massachusetts - 2.2%
Massachusetts Development Finance Agency, Call 09/02/25, Put 08/12/25(a)	2.05%	03/01/48	2,060,000	2,060,000

The accompanying notes are an integral part of these financial statements.

Massachusetts Development Finance Agency, Call 12/01/31(b)(c)(d)	5.88%	12/01/60	$1,050,000	$934,040
Massachusetts Development Finance Agency, Call 07/01/34(b)(c)(d)	5.00%	07/01/60	1,000,000	874,933
				3,868,973

Michigan - 1.6%
Michigan Strategic Fund, Call 09/12/25(b)	6.25%	11/15/43	2,000,000	2,003,662
Michigan Tobacco Settlement Finance Authority, Call 06/01/33(e)	0.00%	06/01/58	28,500,000	747,336
				2,750,998

Minnesota - 2.1%
City of Apple Valley MN, Call 09/01/33(b)(c)	5.50%	09/01/55	525,000	502,433
City of Brooklyn Park, Call 08/29/25(b)	5.25%	07/01/30	500,000	484,657
City of Coon Rapids, Call 06/15/35(b)(c)	6.50%	06/15/65	1,500,000	1,448,205
City of Eagan, Call 02/01/32(b)(c)(d)	6.50%	02/01/65	625,000	583,823
City of Eagan, Call 02/01/32(b)(c)(d)	6.38%	02/01/55	350,000	327,478
City of Eagan, Call 02/01/32(b)(c)(d)	6.25%	02/01/45	250,000	238,964
City of Minneapolis, Call 07/01/31(b)	4.00%	07/01/51	100,000	65,254
				3,650,814

Missouri - 1.6%
Health & Educational Facilities Authority of the State of Missouri, Call 09/12/25(b)	5.00%	11/15/38	20,000	19,999
Health & Educational Facilities Authority of the State of Missouri, Call 09/12/25(b)	5.00%	11/15/48	70,000	68,103
Health & Educational Facilities Authority of the State of Missouri, Call 09/12/25(b)	5.00%	11/15/45	245,000	243,500
Missouri Development Finance Board, Call 09/12/25	5.00%	06/01/27	20,000	20,029
Missouri Housing Development Commission, GNMA, FNMA, FHLMC, Call 05/01/33(b)	5.00%	11/01/55	2,500,000	2,479,220
				2,830,851

New Hampshire - 2.4%
New Hampshire Business Finance Authority, Call 12/01/26(d)	5.38%	12/01/31	1,000,000	999,603
New Hampshire Business Finance Authority, Call 04/01/33(b)(c)	5.75%	04/01/55	625,000	609,349
New Hampshire Business Finance Authority, Call 04/01/33(b)(c)	5.63%	04/01/45	500,000	491,835
New Hampshire Health and Education Facilities Authority Act, Call 09/12/25	5.00%	07/01/36	2,000,000	2,001,494
New Hampshire Health and Education Facilities Authority, Call 09/12/25(b)(c)	5.00%	08/01/43	120,000	115,943
				4,218,224

New York – 13.4%
Build NYC Resource Corp., Call 09/12/25(b)(c)	5.88%	07/01/38	940,000	844,392
Clinton County Capital Resource Corp., Call 07/01/34(b)(c)(d)	5.00%	07/01/46	300,000	293,906
Dobbs Ferry Local Development Corp., Call 09/12/25(b)	5.00%	07/01/44	55,000	53,142
Dobbs Ferry Local Development Corp., Call 09/12/25(b)	5.00%	07/01/39	350,000	347,797
Hempstead Town Local Development Corp., Call 09/12/25(b)	5.00%	07/01/44	2,200,000	2,176,629

The accompanying notes are an integral part of these financial statements.

Monroe County Industrial Development Corp., Call 07/01/34(b)(d)	5.00%	07/01/59	$1,000,000	$830,384
MTA Hudson Rail Yards Trust Obligations, Call 09/02/25	5.00%	11/15/56	495,000	492,370
New York City Housing Development Corp., Call 05/01/33(b)	5.25%	11/01/55	700,000	702,442
New York City Housing Development Corp., Call 05/01/33(b)	5.05%	11/01/45	200,000	200,952
New York Counties Tobacco Trust VI, Call 06/01/26(c)	3.75%	06/01/45	195,000	141,600
New York Transportation Development Corp, Call 06/30/34(b)	6.00%	06/30/59	1,500,000	1,538,034
New York Transportation Development Corp., AG, Call 12/31/34	5.25%	12/31/54	660,000	647,167
New York Transportation Development Corp., AG, Call 12/31/44(b)(g)	0.00%	12/31/54	300,000	181,163
New York Transportation Development Corp., Call 09/12/25(b)	5.00%	07/01/46	1,065,000	1,013,973
New York Transportation Development Corp., Call 10/01/30(b)(c)	4.38%	10/01/45	945,000	820,643
New York Transportation Development Corp., Call 06/30/33(b)	5.00%	06/30/60	1,100,000	989,427
New York Transportation Development Corp., Call 12/31/34(b)	5.50%	12/31/60	2,000,000	1,935,345
New York Transportation Development Corp., Call 09/12/25(b)	5.00%	07/01/41	345,000	344,988
New York Transportation Development Corp., Call 09/12/25(b)	5.25%	01/01/50	735,000	710,129
St Lawrence County Industrial Development Agency, Call 09/12/25(b)	5.00%	07/01/43	20,000	19,981
Suffolk Regional Off-Track Betting Corp, Call 06/01/29(b)(c)	6.00%	12/01/53	750,000	763,141
New York City Transitional Finance Authority, Call 11/01/35(b)(h)	5.50%	05/01/50	8,000,000	8,440,880
				23,488,485

North Carolina – 5.5%
North Carolina Medical Care Commission, Call 09/01/31(b)	5.50%	09/01/54	1,665,000	1,550,358
City of Charlotte NC Airport Revenue, Call 07/01/33(b)(h)	5.25%	07/01/53	8,000,000	8,040,080
				9,590,438

Ohio - 11.8%
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30(e)	0.00%	06/01/57	15,000,000	1,315,728
Buckeye Tobacco Settlement Financing Authority, Call 06/01/30	5.00%	06/01/55	3,200,000	2,602,980
Cleveland-Cuyahoga County Port Authority, Call 01/01/32(b)(c)(d)	5.88%	01/01/49	500,000	473,697
Ohio Housing Finance Agency, Call 10/01/25(b)(d)	5.13%	01/01/32	545,000	545,319
Ohio Housing Finance Agency, Call 01/01/30(b)(d)	6.00%	01/01/45	1,000,000	925,269
Ohio Housing Finance Agency, Call 07/01/30(b)(d)	6.38%	01/01/45	1,500,000	1,472,476
Port of Greater Cincinnati Development Authority, Call 07/01/30(b)(d)	6.50%	01/01/45	1,500,000	1,484,800
State of Ohio, AG, Call 09/12/25(b)	5.00%	12/31/35	1,575,000	1,575,982
Worthington City School District, GO, Call 12/01/32(b)	5.50%	12/01/54	10,000,000	10,363,597
				20,759,848

Oregon - 0.1%
Oregon State Facilities Authority, Call 09/02/25	5.00%	11/15/29	110,000	110,534
Oregon State Facilities Authority, Call 09/02/25	5.00%	11/15/28	20,000	20,097
				130,631

The accompanying notes are an integral part of these financial statements.

Pennsylvania – 6.7%
Chester Water Authority, Call 09/12/25	5.00%	12/01/37	$200,000	$200,295
Crawford County Hospital Authority, Call 06/01/26(b)(c)	6.00%	06/01/51	500,000	488,655
Crawford County Hospital Authority, Call 06/01/26(b)	6.00%	06/01/46	425,000	425,798
Lancaster County Hospital Authority, Call 09/12/25(b)(c)	5.00%	07/01/45	50,000	45,352
Lehigh County General Purpose Authority, Call 09/12/25(b)	7.50%	02/01/44	1,500,000	1,228,955
Lehigh County General Purpose Authority, Call 09/12/25(b)(g)	0.00%	02/01/44	1,350,000	791,462
Lehigh County General Purpose Authority(f)(g)	0.00%	02/01/44	1,350,000	6,755
Monroeville Finance Authority, Call 09/12/25(b)	5.00%	02/01/45	75,000	73,694
Pennsylvania State University, Call 09/01/35(b)(h)	5.50%	09/01/55	8,000,000	8,508,880
West Shore Area Authority, Call 09/12/25	4.25%	07/01/35	15,000	13,955
				11,783,801

Puerto Rico - 0.3%
Children’s Trust Fund, 5/3/2017, Call 09/12/25(e)	0.00%	05/15/57	8,000,000	447,458
Children’s Trust Fund, 5/3/2017, Call 09/12/25(c)	5.50%	05/15/39	5,000	5,070
				452,528

Rhode Island - 0.5%
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(b)	4.75%	10/01/59	500,000	468,467
Rhode Island Housing & Mortgage Finance Corp., FHA 542(C), Call 04/01/33(b)	4.70%	10/01/54	500,000	467,457
				935,924

South Carolina - 2.5%
South Carolina Jobs-Economic Development Authority, Call 10/01/27(b)	7.75%	10/01/57	3,000,000	3,012,757
South Carolina Jobs-Economic Development Authority, Call 06/15/29(b)(d)	5.00%	06/15/56	500,000	362,791
South Carolina Jobs-Economic Development Authority, Call 06/15/29(b)(d)	5.00%	06/15/51	705,000	523,781
South Carolina Jobs-Economic Development Authority, Call 11/15/34(b)	5.75%	11/15/54	500,000	500,232
				4,399,561

Tennessee - 0.6%
Shelby County Health Educational & Housing Facilities Board, 6/30/2024, Call 09/12/25(b)	5.25%	12/01/44	1,125,000	969,406
Shelby County Health Educational & Housing Facilities Board, 6/30/2024, Call 09/12/25(b)	5.00%	12/01/34	85,000	81,606
				1,051,012

Texas - 4.5%
Arlington Higher Education Finance Corp., PSF-GTD, Call 06/15/34(b)(c)	4.25%	06/15/59	850,000	733,603
City of Austin Texas Airport System, Call 09/12/25(b)	5.00%	11/15/44	100,000	98,079
City of Friendswood, SA, Call 09/15/34(b)	7.00%	09/15/54	1,500,000	1,438,246
Clifton Higher Education Finance Corp., Call 09/12/25(b)	4.40%	12/01/47	120,000	100,958
County of Medina, SA, Call 09/01/32(b)(d)	5.35%	09/01/54	1,000,000	899,278

The accompanying notes are an integral part of these financial statements.

Edinburg Local Government Finance Corp., AG, Call 09/12/25	5.00%	03/01/27	$40,000	$40,054
New Hope Cultural Education Facilities Finance Corp, Call 07/01/32(b)(c)	7.13%	07/01/56	250,000	245,136
New Hope Cultural Education Facilities Finance Corp, Call 07/01/32(b)	6.75%	07/01/44	500,000	492,572
New Hope Cultural Education Facilities Finance Corp., AG, Call 09/02/25(b)	5.00%	04/01/46	130,000	125,151
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(b)	6.50%	10/01/60	1,430,000	1,372,746
New Hope Cultural Education Facilities Finance Corp., Call 10/01/32(b)	6.50%	10/01/55	1,780,000	1,722,759
Newark Higher Education Finance Corp., PSF-GTD, Call 08/15/34(b)(c)	4.25%	08/15/54	675,000	584,648
Tarrant County Cultural Education Facilities Finance Corp., Call 09/12/25(b)	4.00%	05/15/31	45,000	43,350
				7,896,580

Utah - 2.0%
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(b)(d)(g)	6.75%	06/01/55	1,000,000	814,183
Mida Cormont Public Infrastructure District, GO, Call 06/01/30(b)(d)	6.25%	06/01/55	650,000	663,322
SkyRidge Pegasus Infrastructure Financing District, SA, Call 12/01/29(b)(d)	5.25%	12/01/44	1,000,000	936,743
Viridian Farm Public Infrastructure District No. 1, GO, Call 03/01/30(b)(d)	5.88%	03/01/54	1,130,000	1,079,983
				3,494,231

Virginia - 1.3%
Virginia College Building Authority, Call 06/01/35(b)	6.00%	06/01/55	1,245,000	1,294,234
Virginia Small Business Financing Authority, Call 09/12/25(b)	5.25%	10/01/29	1,000,000	1,002,087
				2,296,321

Washington - 1.3%
Washington Health Care Facilities Authority, Call 09/02/25	5.00%	07/01/29	30,000	30,017
Washington Health Care Facilities Authority, Call 09/02/25(b)	5.00%	07/01/38	500,000	499,969
Washington Health Care Facilities Authority, Call 09/12/25(b)	5.00%	10/01/44	410,000	397,547
Washington Health Care Facilities Authority, Call 09/12/25(b)	5.00%	10/01/41	530,000	525,482
Washington Health Care Facilities Authority, Call 09/12/25(b)	5.00%	10/01/38	525,000	525,083
Washington Health Care Facilities Authority, Call 09/12/25(b)	5.00%	10/01/42	125,000	122,238
Washington State Housing Finance Commission, Call 01/01/30(b)(c)	5.88%	01/01/59	250,000	228,673
				2,329,009

West Virginia - 0.4%
City of Huntington, TAR, Call 06/01/32(b)(c)	5.63%	05/01/50	475,000	446,448
City of Huntington, TAR, Call 06/01/32(b)(c)	5.50%	06/01/49	300,000	281,900
				728,348

The accompanying notes are an integral part of these financial statements.

Wisconsin - 5.5%
Public Finance Authority, Call 06/15/26(b)(d)	4.75%	06/15/56	$995,000	$750,095
Public Finance Authority, Call 09/01/28(b)(c)(d)	6.25%	09/01/46	250,000	251,018
Public Finance Authority, Call 09/01/28(b)(c)(d)	5.75%	09/01/35	250,000	258,126
Public Finance Authority, Call 06/15/29(b)(c)	6.00%	06/15/64	1,000,000	942,346
Public Finance Authority, Call 06/15/32(b)(c)	5.25%	06/15/65	1,000,000	914,313
Public Finance Authority, Call 12/01/34(b)(c)	5.25%	12/01/54	1,000,000	903,862
Public Finance Authority, Call 04/01/35(b)(d)	6.45%	04/01/60	1,000,000	913,691
Public Finance Authority, Call 06/30/35(b)	6.50%	12/31/65	3,000,000	3,133,330
Public Finance Authority, Call 12/15/26(d)	5.50%	12/15/32	214,832	209,864
Public Finance Authority, Call 12/01/27(b)(d)	5.00%	12/01/45	250,000	219,870
Public Finance Authority, Call 06/15/29(b)	5.00%	06/15/39	485,000	480,720
Wisconsin Health & Educational Facilities Authority, Call 07/01/34(b)	6.63%	07/01/60	650,000	658,743
				9,635,978

TOTAL MUNICIPAL BONDS & NOTES (Cost $217,260,813)				211,750,472

TOTAL INVESTMENTS – 120.6% (Cost $217,260,813)				$211,750,472
Floating Rate Note Obligations (18.2)%(i)				(31,980,000)
Liabilities in Excess of Other Assets - (2.4)%				(4,218,050)
TOTAL NET ASSETS - 100.0%				$175,552,422

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security. Rate disclosed is as of July 31, 2025.

(b)	Sinkable security.

(c)	Fixed coupon bond issued at a discount.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero coupon bond issued at a discount.

(f)	At maturity security. Interest is paid in full at the maturity date.

(g)	Interest appreciation bond issued at a discount.

(h)	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash

(i)	Face value of Floating Rate Notes issued in TOB transactions.

The accompanying notes are an integral part of these financial statements.

Rockefeller U.S. Small-Mid Cap ETF

Schedule of Investments

July 31, 2025

COMMON STOCKS - 98.2%	Shares	Value
Banking - 2.2%
Western Alliance Bancorp	212,329	$16,468,237

Consumer Discretionary Products - 2.8%
Crocs, Inc.(a)	113,433	11,312,673
Ralph Lauren Corp. - Class A	30,942	9,243,923
		20,556,596

Consumer Discretionary Services - 3.8%
Stride, Inc.(a)	216,942	27,818,473

Financial Services - 16.8%
BGC Group, Inc. - Class A	1,887,095	17,493,370
HA Sustainable Infrastructure Capital, Inc. - REIT	639,305	16,602,751
PJT Partners, Inc. - Class A	135,861	24,267,492
SEI Investments Co.	82,789	7,295,367
SLM Corp.	631,501	20,081,732
StepStone Group Inc - Class A	136,553	8,105,786
StoneX Group, Inc.(a)	308,901	30,037,533
		123,884,031

Health Care - 10.1%
Chemed Corp.	24,053	9,917,052
Masimo Corp.(a)	100,479	15,452,665
Merit Medical Systems, Inc.(a)	264,961	22,484,591
RadNet, Inc.(a)	484,993	26,543,667
		74,397,975

Industrial Products - 13.8%
AAON, Inc.	176,140	14,707,690
Badger Meter, Inc.	76,797	14,496,202
CSW Industrials, Inc.	50,875	13,201,045
Curtiss-Wright Corp.	34,248	16,789,055
Mueller Industries, Inc.	186,670	15,936,018
Nordson Corp.	49,257	10,551,342
RBC Bearings, Inc.(a)	40,016	15,499,797
		101,181,149

Industrial Services - 16.0%
Applied Industrial Technologies, Inc., ADR	63,170	17,150,655
Casella Waste Systems, Inc. - Class A(a)	98,986	10,762,748
Clean Harbors, Inc.(a)	60,584	14,286,313
Core & Main Inc - Class A(a)	113,538	7,225,558
Korn Ferry	378,168	26,800,766
Sterling Infrastructure, Inc.(a)	63,781	17,067,158

The accompanying notes are an integral part of these financial statements.

Tetra Tech, Inc.	345,635	$12,698,630
UL Solutions, Inc. - Class A	157,966	11,550,474
		117,542,302

Insurance - 1.5%
Baldwin Insurance Group, Inc. - Class A(a)	304,408	11,214,391

Materials - 1.0%
Boise Cascade Co.	89,234	7,478,701

Real Estate - 1.8%
Camden Property Trust - REIT	120,647	13,174,652

Retail & Wholesale - Discretionary - 4.0%
FirstCash Holdings, Inc.	220,129	29,340,994

Retail & Wholesale - Staples - 7.4%
BJ’s Wholesale Club Holdings, Inc.(a)	279,751	29,625,631
Ollie’s Bargain Outlet Holdings, Inc.(a)	183,278	25,041,273
		54,666,904

Software & Tech Services - 10.8%
Agilysys, Inc., ADR(a)	174,876	19,949,854
Kyndryl Holdings, Inc.(a)	373,696	14,114,498
Manhattan Associates, Inc.(a)	56,532	12,417,819
Q2 Holdings, Inc.(a)	243,543	19,775,692
Vertex, Inc. - Class A(a)	399,312	13,245,179
		79,503,042

Tech Hardware & Semiconductors - 6.2%
Impinj, Inc.(a)	124,948	19,314,462
Onto Innovation, Inc.(a)	110,858	10,503,795
TD SYNNEX Corp.	107,794	15,564,376
		45,382,633

TOTAL COMMON STOCKS (Cost $587,736,674)		722,610,080

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
ABIOMED, Inc.(b)	68,833	—

TOTAL CONTINGENT VALUE RIGHTS (Cost $–)		—

TOTAL INVESTMENTS - 98.2% (Cost $587,736,674)		$722,610,080
U.S. Bank Money Market Deposit Account - 2.8%		20,842,271
Liabilities in Excess of Other Assets - (1.0)%		(7,504,306)
TOTAL NET ASSETS - 100.0%		$735,948,045

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2025

	Rockefeller California Municipal Bond ETF	Rockefeller Global Equity ETF	Rockefeller New York Municipal Bond ETF
ASSETS:
Investments, at value (cost $17,313,793, $441,570,819 and $17,761,170) (Note 2)	$16,735,942	$707,059,272	$17,444,778
Cash Equivalents	—	2,761,282	—
Interest receivable	154,199	7,812	143,225
Dividends receivable	—	445,556	—
Cash	—	—	19,040
Dividend tax reclaim receivable	—	416,046	—
Receivable from tender option bond trust	—	—	750,000
Total assets	16,890,141	710,689,968	18,357,043

LIABILITIES:
Payable for investments purchased	520,045	—	1,050,980
Payable for Floating Rate Note Obligations	—	—	750,000
Payable for interest expense and fees on Floating Rate Note Obligations	—	—	—
Payable to custodian	12,286	—	—
Payable to adviser (Note 5)	7,686	328,942	7,772
Total liabilities	540,017	328,942	1,808,752
NET ASSETS	$16,350,124	$710,361,026	$16,548,291

NET ASSETS CONSISTS OF:
Paid-in capital	$17,507,610	$445,044,991	$17,021,403
Total distributable earnings/(accumulated losses)	(1,157,486)	265,316,035	(473,112)
Total Net Assets	$16,350,124	$710,361,026	$16,548,291

Net assets	$16,350,124	$710,361,026	$16,548,291
Shares issued and outstanding(a)	700,000	25,175,000	700,000
Net asset value per share	$23.36	$28.22	$23.64

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2025

	Rockefeller Opportunistic Municipal Bond ETF	Rockefeller U.S. Small- Mid Cap ETF
ASSETS:
Investments, at value (cost $217,260,813 and $587,736,674) (Note 2)	$211,750,472	$722,610,080
Cash Equivalents	—	20,842,271
Receivable for investments sold	9,015,380	—
Receivable from tender option bond trust	6,000,000	—
Interest receivable	2,269,957	58,652
Cash	113,477	—
Dividends receivable	—	13,736
Total assets	229,149,286	743,524,739

LIABILITIES:
Payable for investments purchased	14,818,418	7,099,776
Payable to tender option bond trusts	6,592,477	—
Payable for Floating Rate Note Obligations	31,980,000	—
Payable for interest expense and fees on Floating Rate Note Obligations	124,360	—
Payable to adviser (Note 5)	81,609	476,918
Total liabilities	53,596,864	7,576,694
NET ASSETS	$175,552,422	$735,948,045

NET ASSETS CONSISTS OF:
Paid-in capital	$183,969,768	$614,202,715
Total distributable earnings/(accumulated losses)	(8,417,346)	121,745,330
Total Net Assets	$175,552,422	$735,948,045

Net assets	$175,552,422	$735,948,045
Shares issued and outstanding(a)	7,300,000	28,650,000
Net asset value per share	$24.05	$25.69

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2025

	Rockefeller California Municipal Bond ETF(a)	Rockefeller Global Equity ETF(b)	Rockefeller New York Municipal Bond ETF(a)
INVESTMENT INCOME:
Dividend income	$—	$8,815,374	$—
Tax reclaims	—	447,107	—
Less: Dividend withholding taxes	—	(1,000,488)	—
Less: Issuance fees	—	(18,323)	—
Interest income	683,548	51,869	334,519
Total investment income	683,548	8,295,539	334,519

EXPENSES:
Investment advisory fee (Note 5)	81,722	2,854,107	38,562
Interest expense and fees on Floating Rate Note Obligations	—	—	—
Total expenses	81,722	2,854,107	38,562
Expense reimbursement by Adviser (Note 5)	(5,989)	—	(1,151)
Net expenses	75,733	2,854,107	37,411
NET INVESTMENT INCOME (LOSS)	607,815	5,441,432	297,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(583,871)	933,399	(160,681)
Foreign currency transaction	—	6,619	—
Redemption-in-kind	—	66,539,741	—
Net realized gain (loss)	(583,871)	67,479,759	(160,681)
Net change in unrealized appreciation (depreciation) on:
Investments	(577,851)	17,995,211	(316,392)
Net change in unrealized appreciation (depreciation)	(577,851)	17,995,211	(316,392)
Net realized and unrealized gain (loss)	(1,161,722)	85,474,970	(477,073)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(553,907)	$90,916,402	$(179,965)

(a)	Inception date for the Fund was August 12, 2024.

(b)	Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2025

	Rockefeller Opportunistic Municipal Bond ETF(a)	Rockefeller U.S. Small-Mid Cap ETF(b)

INVESTMENT INCOME:
Dividend income	$—	$3,160,730
Interest income	6,920,028	229,180
Total investment income	6,920,028	3,389,910

EXPENSES:
Investment advisory fee (Note 5)	634,093	4,528,048
Interest expense and fees on Floating Rate Note Obligations	283,245	—
Total expenses	917,338	4,528,048
Expense reimbursement by Adviser (Note 5)	(31,851)	—
Net expenses	885,487	4,528,048
NET INVESTMENT INCOME (LOSS)	6,034,541	(1,138,138)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,907,005)	(12,118,012)
Redemption-in-kind	—	336,535,459
Net realized gain (loss)	(2,907,005)	324,417,447
Net change in unrealized appreciation (depreciation) on:
Investments	(5,510,341)	(305,573,963)

Net change in unrealized appreciation (depreciation)	(5,510,341)	(305,573,963)
Net realized and unrealized gain (loss)	(8,417,346)	18,843,484
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,382,805)	$17,705,346

(a)	Inception date for the Fund was August 12, 2024.

(b)	Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Rockefeller California Municipal Bond ETF(a)	Rockefeller Global Equity ETF(b)	Rockefeller New York Municipal Bond ETF(a)
	Period Ended July 31, 2025	Period Ended July 31, 2025	Period Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$607,815	$5,441,432	$297,108
Net realized gain (loss)	(583,871)	67,479,759	(160,681)
Net change in unrealized appreciation (depreciation)	(577,851)	17,995,211	(316,392)
Net increase (decrease) in net assets resulting from operations	(553,907)	90,916,402	(179,965)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(603,579)	(6,786,378)	(293,554)
Total distributions to shareholders	(603,579)	(6,786,378)	(293,554)

CAPITAL TRANSACTIONS:
Subscriptions (Note 3)	19,923,220	783,072,383	17,021,810
Redemptions	(2,415,610)	(156,850,639)	—
ETF transaction fees (Note 9)	—	9,258	—
Net increase (decrease) in net assets from capital transactions	17,507,610	626,231,002	17,021,810

NET INCREASE (DECREASE) IN NET ASSETS	16,350,124	710,361,026	16,548,291

NET ASSETS:
Beginning of the period	—	—	—
End of the period	$16,350,124	$710,361,026	$16,548,291

SHARES TRANSACTIONS
Subscriptions	800,000	31,415,000	700,000
Redemptions	(100,000)	(6,240,000)	—
Total increase (decrease) in shares outstanding	700,000	25,175,000	700,000

(a)	Inception date for the Fund was October 25, 2024.

(b)	Effective October 25, 2024, the Rockefeller Global Equity Fund I, L.P., Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. reorganized into the Rockefeller Global Equity ETF. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Rockefeller Opportunistic Municipal Bond ETF(a)	Rockefeller U.S. Small-Mid Cap ETF(b)
	Period Ended July 31, 2025	Period Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$6,034,541	$(1,138,138)
Net realized gain (loss)	(2,907,005)	324,417,447

Net change in unrealized appreciation (depreciation)	(5,510,341)	(305,573,963)
Net increase (decrease) in net assets resulting from operations	(2,382,805)	17,705,346

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,872,350)	—
Total distributions to shareholders	(5,872,350)	—

CAPITAL TRANSACTIONS:

Subscriptions (Note 3)	193,792,240	1,276,314,600
Redemptions	(10,053,460)	(558,071,901)
ETF transaction fees (Note 9)	68,797	—
Net increase (decrease) in net assets from capital transactions	183,807,577	718,242,699

NET INCREASE (DECREASE) IN NET ASSETS	175,552,422	735,948,045

NET ASSETS:
Beginning of the period	—	—
End of the period	$175,552,422	$735,948,045

SHARES TRANSACTIONS
Subscriptions	7,700,000	50,520,000
Redemptions	(400,000)	(21,870,000)
Total increase (decrease) in shares outstanding	7,300,000	28,650,000

(a)	Inception date for the Fund was August 12, 2024.

(b)	Effective October 10, 2024, the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund, L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. reorganized into the Rockefeller U.S. Small-Mid Cap ETF. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CASH FLOWS

Rockefeller Opportunistic Municipal Bond ETF
Period Ended July 31, 2025 (a)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(2,382,805)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(530,472,141)
Proceeds from disposition on investment securities	310,666,317
Amortization of premium and accretion of discount on investments, net	(362,044)
Net realized (gain)/loss on:
Investments	2,907,005
Net change in unrealized (appreciation)/depreciation on:
Investments	5,510,341
(Increase)/Decrease in assets:
Interest receivable	(2,269,957)
Receivable for investments sold	(9,015,380)
Increase/(Decrease) in liabilities:
Payable for investments purchased	14,818,418
Payable for interest expense and fees on Floating Rate Note Obligations	124,360
Payable to adviser	81,609
Net cash provided by (used in) operating activities	(210,394,277)

CASH FLOWS FROM FINANCING ACTIVITIES:
Subscriptions	193,792,240
Redemptions	(10,053,460)
ETF transaction fees	68,797
Net proceeds from floating rate note obligations, net of receivable from tender option bond trust	56,540,000
Net payments on floating rate note obligations, net of payable to tender option bond trust	(23,967,523)
Cash distributions paid to shareholders	(5,872,350)
Net cash provided by (used in) financing activities	210,507,704

Net change in cash and cash equivalents	113,477
Cash and cash equivalents, beginning of period	—
Cash and cash equivalents, end of period	$113,477

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense and fees on floating rate note obligations	$158,885

(a) Inception date for the Fund was August 12, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Rockefeller California Municipal Bond ETF
Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.97
Net realized and unrealized gain (loss)(c)	(1.70)
Total from investment operations	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.91)
Total distributions	(0.91)

Net asset value, end of period	$23.36

TOTAL RETURN(d)	(3.01)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,350
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(e)	0.55%
After Investment Advisory Fees waived(e)(g)	0.51%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	4.05%
After Investment Advisory Fees waived(e)(g)	4.09%
Portfolio turnover rate(d)(f)	234%

(a)	Inception date for the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Fee waiver of 0.11% in effect through December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Rockefeller Global Equity ETF
Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.21
Net realized and unrealized gain (loss)(c)	3.27
Total from investment operations	3.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)
Net realized gains	(0.05)
Total distributions	(0.26)
ETF Transaction fee per share	0.00 (g)

Net asset value, end of period	$28.22

TOTAL RETURN(d)	14.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$710,361
Ratio of expenses to average net assets(e)	0.55%
Ratio of net investment income to average net assets(e)	1.04%
Portfolio turnover rate(d)(f)	16%

(a)	Inception date for the Fund was October 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Rockefeller New York Municipal Bond ETF
Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.99
Net realized and unrealized gain (loss)(c)	(1.46)
Total from investment operations	(0.47)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)
Total distributions	(0.89)

Net asset value, end of period	$23.64

TOTAL RETURN(d)	(1.98)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,548
Ratio of expenses to average net assets:(h)
Before Investment Advisory Fees waived(e)	0.55%
After Investment Advisory Fees waived(e)(g)	0.53%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	4.22%
After Investment Advisory Fees waived(e)(g)	4.24%
Portfolio turnover rate(d)(f)	276%

(a)	Inception date for the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Fee waiver of 0.11% in effect through December 31, 2024.
(h)	Includes interest expense of 0.00% related to tender option bond transactions (See Note 2).

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Rockefeller Opportunistic Municipal Bond ETF
Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	1.26
Net realized and unrealized gain (loss)(c)	(1.15)
Total from investment operations	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)
Total distributions	(1.06)
ETF Transaction fee per share	0.00 (i)

Net asset value, end of period	$24.05

TOTAL RETURN(d)	0.36%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$175,552
Ratio of expenses to average net assets:(h)
Before Investment Advisory Fees waived(e)	0.80%
After Investment Advisory Fees waived(e)(g)	0.77%
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(e)	5.21%
After Investment Advisory Fees waived(e)(g)	5.23%
Portfolio turnover rate(d)(f)	238%

(a)	Inception date for the Fund was August 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Fee waiver of 0.11% in effect through December 31, 2024.
(h)	Includes interest expense of 0.25% related to tender option bond transactions (See Note 2).
(i)	Amount represents less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Rockefeller U.S. Small-Mid Cap ETF
Period Ended July 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.04)
Net realized and unrealized gain (loss)(c)	0.73
Total from investment operations	0.69

Net asset value, end of period	$25.69

TOTAL RETURN(d)	2.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$735,948
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income to average net assets(e)	(0.19)%
Portfolio turnover rate(d)(f)	86%

(a)	Inception date for the Fund was October 10, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2025

NOTE 1 - ORGANIZATION

The Rockefeller ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”), except for the Rockefeller Global Equity ETF, which is a diversified series. The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Rockefeller Asset Management, a division of Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) serves as sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Rockefeller California Municipal Bond ETF (the “RMCA ETF”)	August 12, 2024
Rockefeller Global Equity ETF (the “RGEF ETF”)	October 25, 2024
Rockefeller New York Municipal Bond ETF (the “RMNY ETF”)	August 12, 2024
Rockefeller Opportunistic Municipal Bond ETF (the “RMOP ETF”)	August 12, 2024
Rockefeller U.S. Small-Mid Cap ETF (the “RSMC ETF”)	October 10, 2024

The RMCA ETF’s investment objective is to seek income exempt from U.S. federal and California state income tax.

The RGEF ETF’s investment objective is to seek long-term growth of capital.

The RMNY ETF’s investment objective is to seek to provide income exempt from Federal and New York state income taxes.

The RMOP ETF’s investment objective is to seek current income exempt from federal income tax and to seek long-term capital appreciation.

The RSMC ETF’s investment objective is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements

July 31, 2025

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of July 31, 2025:

RMCA ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Municipal Bonds & Notes	$—	$16,735,942	$—	$16,735,942
Total Investments	$—	$16,735,942	$—	$16,735,942

Notes to Financial Statements

July 31, 2025

RGEF ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$707,059,272	$—	$—	$707,059,272
Total Investments	$707,059,272	$—	$—	$707,059,272

RMNY ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$—	$17,444,778	$—	$17,444,778
Total Investments	$—	$17,444,778	$—	$17,444,778

RMOP ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds & Notes	$—	$211,750,472	$—	$211,750,472
Total Investments	$—	$211,750,472	$—	$211,750,472

RSMC ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$722,610,080	$—	$—		$722,610,080
Contingent Value Rights	—	—	0	(a)	—
Total Investments	$722,610,080	$—	$—		$722,610,080

	Contingent Value Rights
Balance as of October 25, 2024	$0	(a)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of July 31, 2025	$0
Change in unrealized appreciation (depreciation) during
the period for Level 3 investments held at July 31, 2025	$0

(a)	The Level 3 security (Contingent Value Rights) are fair valued at $0 due to lack of market activity.

Notes to Financial Statements

July 31, 2025

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the RMCA ETF, RMNY ETF, and RMOP ETF are declared and paid monthly, for the RGEF ETF is declared and paid quarterly, and for the RSMC ETF is declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

July 31, 2025

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Tender Option Bonds: The RMCA ETF, RMNY ETF and RMOP ETF may leverage its assets through the use of proceeds received from tender option bond (“TOB”) transactions. In a TOB transaction, a tender option bond trust (a “TOB Issuer”) is typically established, which forms a special purpose trust into which a Fund, or an agent on behalf of a Fund, transfers municipal bonds or other municipal securities (“Underlying Securities”). A TOB Issuer typically issues two classes of beneficial interests: short-term floating rate notes (“TOB Floaters”) with a fixed principal amount representing a senior interest in the Underlying Securities, and which are generally sold to third party investors, and residual interest municipal tender option bonds (“TOB Residuals”) representing a subordinate interest in the Underlying Securities, and which are generally issued to a Fund. The interest rate on the TOB Floaters resets periodically, usually weekly, to a prevailing market rate, and holders of the TOB Floaters are granted the option to tender their TOB Floaters back to the TOB Issuer for repurchase at their principal amount plus accrued interest thereon periodically, usually daily or weekly. Each Fund may invest in both TOB Floaters and TOB Residuals, including TOB Floaters and TOB Residuals issued by the same TOB Issuer. RMOP ETF has the ability to expose up to 35% of its total assets to the effects of leverage from these investments. RMNY ETF and RMCA ETF has the ability to expose up to 25% of its total assets to the effects of leverage from these investments.

As a result of Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and the rules thereunder (collectively, the “Volcker Rule”), banking entities are generally prohibited from sponsoring the TOB Issuer, and instead each Fund may serve as the sponsor of a TOB issuer (“Fund-sponsored TOB”) and establish, structure and “sponsor” a TOB Issuer in which it holds TOB Residuals. In connection with Fund- sponsored TOBs, each Fund may contract with a third-party to perform some or all of the Fund’s duties as sponsor. Each Fund’s role under the Fund-sponsored TOB structure may increase its operational and regulatory risk. If the third-party is unable to perform its obligations as an administrative agent, each Fund itself would be subject to such obligations or would need to secure a replacement agent. The obligations that each Fund may be required to undertake could include reporting and recordkeeping obligations under the IRC and federal securities laws and contractual obligations with other TOB service providers.

Notes to Financial Statements

July 31, 2025

Under the Fund-sponsored TOB structure, the TOB Issuer receives Underlying Securities from each Fund through (or as) the sponsor and then issues TOB Floaters to third party investors and TOB Residuals to each Fund. Each Fund is paid the cash (less transaction expenses, which are borne by the Fund) received by the TOB Issuer from the sale of TOB Floaters and typically will invest the cash in additional municipal bonds or other investments permitted by its investment policies. TOB Floaters may have first priority on the cash flow from the securities held by the TOB Issuer and are enhanced with a liquidity support arrangement from a bank or an affiliate of the sponsor (the “liquidity provider”), which allows holders to tender their position back to the TOB Issuer at par (plus accrued interest). Each Fund, in addition to receiving cash from the sale of TOB Floaters, also receives TOB Residuals. TOB Residuals provide each Fund with the right to (1) cause the holders of TOB Floaters to tender their notes to the TOB Issuer at par (plus accrued interest), and (2) acquire the Underlying Securities from the TOB Issuer. In addition, all voting rights and decisions to be made with respect to any other rights relating to the Underlying Securities deposited in the TOB Issuer are passed through to each Fund, as the holder of TOB Residuals. Such a transaction, in effect, creates exposure for each Fund to the entire return of the Underlying Securities deposited in the TOB Issuer, with a net cash investment by each Fund that is less than the value of the Underlying Securities deposited in the TOB Issuer. This multiplies the positive or negative impact of the Underlying Securities’ return within each Fund (thereby creating leverage). Income received from TOB Residuals will vary inversely with the short-term rate paid to holders of TOB Floaters and in most circumstances, TOB Residuals represent substantially all of the Underlying Securities’ downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Securities’ value. The amount of such increase or decrease is a function, in part, of the amount of TOB Floaters sold by the TOB Issuer of these securities relative to the amount of TOB Residuals that it sells. The greater the amount of TOB Floaters sold relative to TOB Residuals, the more volatile the income paid on TOB Residuals will be. The price of TOB Residuals will be more volatile than that of the Underlying Securities because the interest rate is dependent on not only the fixed coupon rate of the Underlying Securities, but also on the short-term interest rate paid on TOB Floaters.

For TOB Floaters, generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the Underlying Securities deposited in the TOB Issuer, each Fund, if it is the holder of the TOB Floaters, relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the TOB Issuer provide for a liquidation of the Underlying Security deposited in the TOB Issuer and the application of the proceeds to pay off the TOB Floaters.

The TOB Issuer may be terminated without the consent of each Fund upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the Underlying Securities deposited in the TOB Issuer, a substantial downgrade in the credit quality of the issuer of the securities deposited in the TOB Issuer, the inability of the TOB Issuer to obtain liquidity support for the TOB Floaters, a substantial decline in the market value of the Underlying Securities deposited in the TOB Issuer, or the inability of the sponsor to remarket any TOB Floaters tendered to it by holders of the TOB Floaters. In such an event, the TOB Floaters would be redeemed by the TOB Issuer at par (plus accrued interest) out of the proceeds from a sale of the Underlying Securities deposited in the TOB Issuer. If this happens, each Fund would be entitled to the assets of the TOB Issuer, if any, that remain after the TOB Floaters have been redeemed at par (plus accrued interest). If there are insufficient proceeds from the sale of these Underlying Securities to redeem all of the TOB Floaters at par (plus accrued interest), the liquidity provider or holders of the TOB Floaters would bear the losses on those securities and there would be no recourse to each Fund’s assets (unless the Fund held a recourse TOB Residual).

Notes to Financial Statements

July 31, 2025

Pursuant to the Volcker Rule, to the extent that the remarketing agent is a banking entity, it would not be able to repurchase tendered TOB Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Issuer to purchase the tendered TOB Floaters. The TOB Issuer, not each Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased TOB Floaters now held by the TOB Issuer. However, each Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Each Fund accounts for TOB transactions as secured borrowings. For financial reporting purposes, Underlying Securities that are deposited into a TOB Issuer are treated as investments of each Fund and are presented in each Fund’s Schedule of Investments. Outstanding TOB Floaters issued by a TOB Issuer are presented as a liability at their face value as “Payable for Floating Rate Note Obligations” in the Fund’s Statement of Assets and Liabilities. The face value of the TOB Floaters approximates the fair value of the floating rate notes. Interest income from the Underlying Securities is recorded by the Fund on an accrual basis. Interest expense incurred on the TOB Floaters and other expenses related to remarketing, administration and trustee services to a TOB Issuer are recognized as a component of “Interest expense and fees on Floating Rate Note Obligations” in the Statement of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to “Interest expense and fees on floating rate note obligations” in the Statement of Operations.

At July 31, 2025, the aggregate value of the Underlying Securities transferred to the TOB Issuer and the related liability for TOB Floaters was as follows:

	Underlying Securities Transferred to TOB Issuers	Liability for Floating Rate Note Obligations
RMNY ETF	$1,055,110	$750,000
RMOP ETF	43,975,194	31,980,000

During the period ended July 31, 2025, the Funds’ average TOB Floaters outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Floating Rate Note Obligations Outstanding	Annualized Daily Weighted Average Interest Rate
RMNY ETF	$62,500	—
RMOP ETF	18,878,544	2.619%

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per Share. For the period ended July 31, 2025, the following reclassification adjustments were made:

Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Losses)
RMCA ETF	$—	$—
RGEF ETF	66,318,656	(66,318,656)
RMNY ETF	(407)	407
RMOP ETF	162,191	(162,191)
RSMC ETF	336,407,385	(336,407,385)

Notes to Financial Statements

July 31, 2025

NOTE 3 - REORGANIZATION DISCUSSION

At a meeting held on July 25, 2024, the Board discussed the reorganization between the Trust, on behalf of the RGEF ETF, and the Rockefeller Global Equity Fund I, L.P, Rockefeller Global Equity Fund II, L.P., Rockefeller Global Equity Fund II QP Limited Partnership, Rockefeller Global Equity Fund III Limited Partnership, Rockefeller Global Dividend Growth Fund, L.P. and Rockefeller Global Dividend Growth Fund QP, L.P. (the “RGEF Predecessor Accounts”, and each a “Predecessor Account”).

At a meeting held on July 25, 2024, the Board discussed the reorganization between the Trust, on behalf of the RSMC ETF, and the Pocantico Fund, Rockefeller & Co. U.S. Small Capitalization Fund L.P. and Rockefeller U.S. Small Capitalization Fund QP, L.P. (the “RSMC Predecessor Accounts”, and each a “Predecessor Accounts”).

The reorganization provided for the transfer of all the assets, including cash, of the RGEF Predecessor Accounts and the RSMC Predecessor Accounts (the “Predecessor Accounts”) to the RGEF ETF and the RSMC ETF (the “Acquiring Funds”), respectively. For financial reporting purposes, assets and cash received, and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Accounts were carried forward to align ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Acquiring Funds were created to carry out the reorganization and have substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Accounts. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The reorganization of the RGEF ETF was effective after the close of business on October 24, 2024. The reorganization of the RSMC ETF was effective after the close of business on October 9, 2024.

The following table illustrates the specifics of the reorganization of the RGEF Predecessor Accounts into the RGEF ETF:

Predecessor Accounts	Shares Issued to Limited Partners of Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts	Tax Status of Transfer
Rockefeller Global Dividend Growth Fund, L.P.	1,658,855	$27,417,200	$41,471,391	14,054,191	Non-taxable

Rockefeller Global Dividend Growth Fund QP, L.P.	1,694,613	27,836,559	42,365,334	14,528,775	Non-taxable

Rockefeller Global Equity Fund I, L.P.	967,534	14,998,738	24,188,367	9,189,629	Non-taxable

Rockefeller Global Equity Fund II, L.P.	3,025,509	48,883,724	75,637,733	26,754,009	Non-taxable

Rockefeller Global Equity Fund II QP Limited Partnership	7,123,196	119,326,060	178,079,922	58,753,862	Non-taxable

Rockefeller Global Equity Fund III Limited Partnership	13,885,291	222,908,116	347,132,317	124,224,201	Non-taxable
Total	28,354,998	$461,370,397	$708,875,064	$247,504,667

Notes to Financial Statements

July 31, 2025

The following table illustrates the specifics of the reorganization of the RSMC Predecessor Accounts into the RSMC ETF:

Predecessor Accounts	Shares Issued to Limited Partners of Predecessor Accounts	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts	Tax Status of Transfer
Pocantico Fund	12,776,386	$126,920,648	$319,397,555	$192,476,907	Non-taxable

Rockefeller U.S. Small Capitalization Fund QP, L.P.	12,242,073	125,394,000	306,040,235	180,646,235	Non-taxable

Rockefeller & Co. U.S. Small Capitalization Fund, L.P.	4,641,540	48,709,878	116,034,106	67,324,228	Non-taxable
Total	29,659,999	$301,024,526	$741,471,896	$440,447,370

NOTE 4 - PRINCIPAL INVESTMENT RISKS

Distressed Securities Risks (RMOP ETF Only). The Fund’s investment in distressed municipal bonds carries significant risks. These securities, including loans, loan participations, bonds, notes, non -performing and sub-performing mortgage loans, are often unrated, lower-rated, in default, or near default. Many of these securities are not publicly traded and may lack liquidity. Consequently, their prices can experience extreme volatility. Distressed companies’ securities are more prone to becoming worthless compared to those of financially stable companies. Evaluating the value of these instruments can be challenging, potentially leading to the Fund losing all or a significant portion of its investment. Given the weak financial condition of issuers of distressed securities, defaults are common, potentially resulting in the Fund losing its entire investment.

Equity Market Risk (RGEF ETF & RSMC ETF Only). Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Focused Portfolio Risk (RSMC ETF Only). The Fund will hold a relatively focused portfolio that may contain securities of fewer issuers than the portfolios of other ETFs. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Notes to Financial Statements

July 31, 2025

Foreign Securities Risk (RGEF ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●	Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

●	Frontier Markets Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries, government ownership or control of parts of the private sector and of certain companies, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade, and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries.

Interest Rate Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only) . Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating -rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

Jurisdiction Specific Risks (RMCA ETF, RMNY ETF and RMOP ETF Only):

California State-Specific Risk (RMCA ETF Only). The Fund’s concentration in California Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. In particular, tax revenues in California may be significantly impacted by downtrends in certain industries that are predominant in the state, such as its technology industry. California has also seen recent outflows in population which could impact its tax revenues and budget management.

Notes to Financial Statements

July 31, 2025

New York State-Specific Risk (RMNY ETF Only). The Fund’s concentration in New York Municipal Bonds exposes the Fund to the risk that it may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. In particular, tax revenues in New York may be significantly impacted by downtrends in certain industries that are predominant in the state, such as the finance industry. New York has also seen recent outflows in population which could impact its tax revenues and budget management.

Puerto Rico-Specific Risk. The Funds may have significant investments in municipal bonds issued by Puerto Rico or its instrumentalities, which may expose the Funds to the risk that they may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of the Funds’ holdings in Puerto Rico municipal obligations. The Puerto Rico Oversight, Management, and Economic Stability Act of 2016 (PROMESA) allows Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, which could also impact the value of the Fund’s investments in Puerto Rico municipal securities.

Market Capitalization Risk (RGEF ETF & RSMC ETF Only).

Large-Capitalization Investing (RGEF ETF Only). The securities of large -capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large -capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Notes to Financial Statements

July 31, 2025

Municipal Securities Risk (RMCA ETF, RMNY ETF, and RMOP ETF Only). Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 5 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
RMCA ETF	0.55	%(a)
RGEF ETF	0.55%
RMNY ETF	0.55	%(a)
RMOP ETF	0.55	%(a)
RSMC ETF	0.75%

(a)	The Adviser voluntarily agreed to waive a portion of its Investment Advisory Fee through December 31, 2024, such that the Investment Advisory Fee does not exceed 0.44% for the RMCA ETF, RMNY ETF, and RMOP ETF.

Notes to Financial Statements

July 31, 2025

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended July 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds' portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Funds' average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b- 1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to Financial Statements

July 31, 2025

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the periods ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding proceeds from and payments on floating rate note obligations, short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
RMCA ETF	$55,500,022	$37,677,370
RGEF ETF	164,022,437	106,096,540
RMNY ETF	39,742,583	21,820,789
RMOP ETF	530,472,141	310,665,956
RSMC ETF	739,260,014	638,043,036

For the periods ended, there were no purchases or sales of long-term U.S. government securities.

For the periods ended, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
RMCA ETF	$—	$—
RGEF ETF	15,282,998	147,713,657
RMNY ETF	—	—
RMOP ETF	—	—
RSMC ETF	426,212,873	547,324,288

Notes to Financial Statements

July 31, 2025

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended July 31, 2025 were as follows:

Distributions paid from:	RMCA ETF	RGEF ETF	RMNY ETF	RMOP ETF	RSMC ETF
Ordinary Income	$6,573	$5,432,372	$2,705	$63,073	$—
Tax Exempt Income	597,006	—	290,849	5,809,277	—
Long-term Capital Gains	—	1,363,006	—	—	—
Total Distributions Paid	$603,579	$6,795,378	$293,554	$5,872,350	$—

As of the fiscal period ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RMCA ETF	RGEF ETF	RMNY ETF	RMOP ETF	RSMC ETF
Cost of investments(a)	$17,313,793	$441,663,648	$17,011,170	$185,282,898	$588,708,952
Gross tax unrealized appreciation	65,228	276,769,856	14,670	876,007	180,388,272
Gross tax unrealized depreciation	(643,079)	(11,374,232)	(331,062)	(6,388,433)	(46,487,144)
Net tax unrealized appreciation (depreciation)	(577,851)	265,395,624	(316,392)	(5,512,426)	133,901,128
Undistributed ordinary income (loss)	4,236	—	3,961	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	4,236	—	3,961	—	—
Other accumulated gain (loss)	(583,871)	(79,589)	(160,681)	(2,904,920)	(12,155,798)
Total distributable (accumulated) earnings (losses)	$(1,157,486)	$265,316,035	$(473,112)	$(8,417,346)	$121,745,330

(a) The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended July 31, 2025, the Funds had post-October or late-year losses as follows:

Fund	Post-October Losses	Late-Year Losses
RMCA ETF	$—	$—
RGEF ETF	91,015	—
RMNY ETF	—	—
RMOP ETF	—	—
RSMC ETF	—	1,138,138

Notes to Financial Statements

July 31, 2025

As of the fiscal period ended July 31, 2025, the Funds had short-term and long-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
RMCA ETF	$583,871	$—
RGEF ETF	—	—
RMNY ETF	160,681	—
RMOP ETF	2,904,920	—
RSMC ETF	11,017,660	—

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the RMCA ETF, the RMNY ETF, the RMOP ETF, and the RSMC ETF, and $500 for the RGEF ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Financial Statements

July 31, 2025

NOTE 11 - SUBSEQUENT EVENTS

On August 4, 2025, RMCA ETF, RMNY ETF and RMOP ETF entered into a line of credit agreement with U.S. Bank N.A to provide short-term liquidity for temporary operational needs. As of July 31, 2025 no borrowings were outstanding under the agreement.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no additional subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rockefeller ETFs and

Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Funds listed below (the “Funds”), each a series of Tidal Trust III, as of July 31, 2025, the related statements of operations, cash flows (as applicable) and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows (as applicable)	Statements of Changes in Net Assets	Financial Highlights
Rockefeller California Municipal Bond ETF Rockefeller New York Municipal Bond ETF Rockefeller Opportunistic Municipal Bond ETF	For the period from August 12, 2024 (commencement of operations) through July 31, 2025
Rockefeller Global Equity ETF	For the period from October 25, 2024 (commencement of operations) through July 31, 2025
Rockefeller U.S. Small-Mid Cap ETF	For the period from October 10, 2024 (commencement of operations) through July 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and tender option bond trust administrators; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investment LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 30, 2025

Other Non-Audited Information

July 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

RMCA ETF	0.00%
RGEF ETF	100.00%
RMNY ETF	0.00%
RMOP ETF	0.00%
RSMC ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2025, was as follows:

RMCA ETF	0.00%
RGEF ETF	52.90%
RMNY ETF	0.00%
RMOP ETF	0.00%
RSMC ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended July 31, 2025, was as follows:

RMCA ETF	0.00%
RGEF ETF	0.00%
RMNY ETF	0.00%
RMOP ETF	0.00%
RSMC ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Rockefeller U.S. Small-Mid Cap ETF (the “SMID ETF” and together with the Muni ETF, CA Muni ETF, NY Muni ETF, and Global Equity ETF, the “Rockefeller ETFs;” each a “Fund”, and collectively the “Funds”)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 25, 2024, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	an Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each of the Rockefeller Opportunistic Municipal Bond ETF (the “Muni ETF”), Rockefeller California Municipal Bond ETF (the “CA Muni ETF”), Rockefeller New York Municipal Bond ETF (the “NY Muni ETF”), Rockefeller Global Equity ETF (the “Global Equity ETF”) and Rockefeller U.S. Small-Mid Cap ETF (the “SMID ETF” and together with the Muni ETF, CA Muni ETF, NY Muni ETF, and Global Equity ETF, the “Rockefeller ETFs;” each a “Fund”, and collectively the “Funds”);

●	an Investment Sub-Advisory Agreement between the Adviser and Rockefeller & Co. LLC (“Rockefeller” or the “Sub-Adviser”) with respect to each of the Rockefeller ETFs (the “Sub-Advisory Agreement” and together with the Advisory Agreement, all referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and the Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on July 25, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and the Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and the Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and the Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that none of the Funds had commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieve asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their respective services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that each Fund has a sponsor that has agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees are paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationships with its respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 6, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 6, 2025